UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3416

THE CALVERT FUND

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Third quarter ended June 30, 2012

Item 1. Schedule of Investments.

CALVERT INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2012

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.0%	PRINCIPAL AMOUNT	VALUE
Banc of America Mortgage Securities, Inc., 0.301%, 1/25/34 (r)	$44,314,462	$310,201

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $114,738)		310,201

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.3%
GE Capital Commercial Mortgage Corp., 4.826%, 6/10/48	4,500,000	4,655,461

Total Commercial Mortgage-Backed Securities (Cost $4,657,731)		4,655,461

CORPORATE BONDS - 90.8%
Affiliated Computer Services, Inc., 5.20%, 6/1/15	7,000,000	7,529,606
Alcoa, Inc., 5.40%, 4/15/21	5,150,000	5,128,215
Alliance Mortgage Investments, Inc.:
12.61%, 6/1/10 (b)(r)(x)*	3,077,944	—
15.36%, 12/1/10 (b)(r)(x)*	17,718,398	—
America Movil SAB de CV, 2.375%, 9/8/16	2,000,000	2,051,802
American Express Credit Corp.:
2.80%, 9/19/16	4,500,000	4,694,242
2.375%, 3/24/17	8,000,000	8,199,456
American International Group, Inc.:
3.00%, 3/20/15	2,000,000	2,010,106
5.05%, 10/1/15	4,350,000	4,617,007
4.875%, 9/15/16	3,000,000	3,182,202
5.60%, 10/18/16	3,000,000	3,262,131
3.80%, 3/22/17	2,750,000	2,803,323
4.875%, 6/1/22	7,000,000	7,162,554
American Tower Corp.:
5.90%, 11/1/21	6,000,000	6,676,884
4.70%, 3/15/22	2,000,000	2,053,170
Amgen, Inc.:
2.50%, 11/15/16	2,000,000	2,078,000
3.875%, 11/15/21	1,575,000	1,662,976
5.15%, 11/15/41	1,000,000	1,043,915
Anadarko Petroleum Corp., 6.375%, 9/15/17	4,500,000	5,227,353
Apache Corp.:
3.25%, 4/15/22	2,000,000	2,088,424
4.75%, 4/15/43	1,500,000	1,666,160
APL Ltd., 8.00%, 1/15/24 (b)	21,057,000	12,844,770
ArcelorMittal:
4.50%, 2/25/17	8,350,000	8,222,312
5.50%, 3/1/21	5,145,000	4,869,830
Asciano Finance Ltd., 5.00%, 4/7/18 (e)	3,500,000	3,655,991
AT&T, Inc.:
2.95%, 5/15/16	3,000,000	3,177,522
1.60%, 2/15/17	3,000,000	3,003,840
3.875%, 8/15/21	13,090,000	14,258,400
3.00%, 2/15/22	2,000,000	2,031,774
5.55%, 8/15/41	1,000,000	1,191,957
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	53,561,000	—
Bank of America Corp.:
2.019%, 7/11/14 (r)	3,000,000	2,952,900
0.798%, 9/15/14 (r)	3,000,000	2,864,145
4.50%, 4/1/15	1,300,000	1,339,992
3.875%, 3/22/17	11,950,000	12,173,429
5.70%, 1/24/22	17,180,000	18,920,231
5.875%, 2/7/42	2,000,000	2,190,760
Bank of America NA:
5.30%, 3/15/17	6,850,000	7,131,740
6.10%, 6/15/17	5,000,000	5,346,160
Bank of New York Mellon Corp.:
1.70%, 11/24/14	5,000,000	5,084,240
2.40%, 1/17/17	2,250,000	2,323,049
Bank of Nova Scotia:
1.25%, 11/7/14 (e)	5,000,000	5,062,650
2.55%, 1/12/17	2,350,000	2,441,636
1.95%, 1/30/17 (e)	2,150,000	2,212,991
Barrick Gold Corp., 5.25%, 4/1/42	900,000	964,168
BellSouth Corp., 4.02%, 4/26/13 (e)	5,000,000	5,126,235
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	2,500,000	2,529,835
BHP Billiton Finance USA Ltd.:
1.875%, 11/21/16	5,000,000	5,121,720
1.625%, 2/24/17	3,000,000	3,020,613
3.25%, 11/21/21	650,000	678,334
4.125%, 2/24/42	3,000,000	3,082,062
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)	32,001,000	33,761,055
Boston Properties LP, 3.70%, 11/15/18	2,400,000	2,507,753
BP Capital Markets plc, 3.245%, 5/6/22	4,800,000	4,969,872
Calpine Corp. Escrow (b)*	375,000	—
Cantor Fitzgerald LP:
6.375%, 6/26/15 (e)	2,000,000	2,017,196
7.875%, 10/15/19 (e)	17,572,000	17,344,917
Capital One Financial Corp., 2.15%, 3/23/15	1,200,000	1,209,354
Cemex Espana Luxembourg, 9.875%, 4/30/19 (e)	16,376,000	14,513,230
Cemex SAB de CV, 5.47%, 9/30/15 (e)(r)	1,500,000	1,356,000
CenturyLink, Inc.:
5.80%, 3/15/22	4,250,000	4,230,896
7.65%, 3/15/42	4,500,000	4,367,524
CF Industries, Inc., 7.125%, 5/1/20	5,000,000	6,087,500
Chesapeake Energy Corp., 7.625%, 7/15/13	6,000,000	6,187,500
CIT Group, Inc.:
5.25%, 4/1/14 (e)	3,125,000	3,234,375
5.25%, 3/15/18	1,550,000	1,600,375
Citigroup, Inc.:
2.467%, 8/13/13 (r)	11,000,000	11,076,417
0.593%, 3/7/14 (r)	5,020,000	4,868,491
4.75%, 5/19/15	3,000,000	3,148,923
3.953%, 6/15/16	7,400,000	7,582,469
4.45%, 1/10/17	6,900,000	7,232,877
4.50%, 1/14/22	3,000,000	3,100,959
CNPC HK Overseas Capital Ltd., 3.125%, 4/28/16 (e)	3,250,000	3,346,219
Comcast Corp.:
3.125%, 7/15/22	1,900,000	1,908,940
4.65%, 7/15/42	2,900,000	2,901,328
Corning, Inc., 4.75%, 3/15/42	6,000,000	6,287,364
Crown Castle Towers LLC:
4.174%, 8/15/37 (e)	2,825,000	2,985,968
4.883%, 8/15/40 (e)	4,558,000	4,948,694
CVS Pass-Through Trust:
5.789%, 1/10/26 (e)	3,692,034	4,056,622
5.88%, 1/10/28	221,718	243,049
6.036%, 12/10/28	7,711,363	8,696,952
Daimler Finance North America LLC, 2.625%, 9/15/16 (e)	1,800,000	1,852,274
DDR Corp., 4.75%, 4/15/18	6,700,000	6,949,206
Deere & Co., 3.90%, 6/9/42	3,450,000	3,427,585
Delta Air Lines Pass Through Trust, 6.75%, 5/23/17	2,500,000	2,475,000
Deutsche Telekom International Finance BV, 4.875%, 3/6/42 (e)	3,000,000	2,850,129
Discover Bank, 7.00%, 4/15/20	2,500,000	2,909,678
Discover Financial Services:
6.45%, 6/12/17	1,375,000	1,542,743
5.20%, 4/27/22 (e)	7,104,000	7,431,324
DISH DBS Corp.:
4.625%, 7/15/17 (e)	1,000,000	1,001,250
5.875%, 7/15/22 (e)	825,000	833,250
Dow Chemical Co.:
4.125%, 11/15/21	2,500,000	2,681,508
5.25%, 11/15/41	3,350,000	3,703,214
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	2,555,000	2,611,867
Eastman Chemical Co., 3.60%, 8/15/22	3,800,000	3,875,734
Ecolab, Inc.:
4.35%, 12/8/21	1,560,000	1,729,049
5.50%, 12/8/41	1,000,000	1,199,795
Enterprise Products Operating LLC, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	22,975,000	24,583,250
ERP Operating LP, 4.625%, 12/15/21	2,450,000	2,661,124
Express Scripts Holding Co.:
2.75%, 11/21/14 (e)	1,330,000	1,358,454
2.65%, 2/15/17 (e)	1,500,000	1,526,054
3.90%, 2/15/22 (e)	1,500,000	1,554,771
FBG Finance Ltd., 5.125%, 6/15/15 (e)	4,000,000	4,385,252
FIA Card Services NA, 7.125%, 11/15/12	4,000,000	4,074,792
Fifth Third Bank, 0.576%, 5/17/13 (r)	5,000,000	4,981,945
First Niagara Financial Group, Inc., 6.75%, 3/19/20	3,000,000	3,401,748
First Republic Bank, 7.75%, 9/15/12	500	501
Fleet Capital Trust II, 7.92%, 12/11/26	9,500,000	9,713,750
FMG Resources August 2006 Pty. Ltd., 7.00%, 11/1/15 (e)	2,150,000	2,193,000
Ford Motor Credit Co. LLC:
7.50%, 8/1/12	6,129,000	6,153,167
3.875%, 1/15/15	4,400,000	4,531,182
4.207%, 4/15/16 (e)	7,295,000	7,574,968
3.984%, 6/15/16 (e)	7,450,000	7,672,822
4.25%, 2/3/17	5,000,000	5,241,140
France Telecom SA, 5.375%, 1/13/42	4,000,000	4,225,656
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/22	4,850,000	4,771,808
General Electric Capital Corp / LJ VP Holdings LLC, 3.80%, 6/18/19 (e)	3,000,000	3,027,186
General Electric Capital Corp.:
3.35%, 10/17/16	2,900,000	3,054,880
2.90%, 1/9/17	4,000,000	4,131,628
5.40%, 2/15/17	3,000,000	3,412,905
2.30%, 4/27/17	6,000,000	6,040,566
4.65%, 10/17/21	5,400,000	5,996,840
5.875%, 1/14/38	2,000,000	2,296,008
Georgia-Pacific LLC, 8.25%, 5/1/16 (e)	2,000,000	2,203,146
Gilead Sciences, Inc.:
4.40%, 12/1/21	5,450,000	6,015,596
5.65%, 12/1/41	1,000,000	1,165,660
Glitnir Banki HF:
3.046%, 4/20/10 (b)(e)(r)(y)*	42,295,000	11,313,912
3.226%, 1/21/11 (b)(e)(r)(y)*	32,920,000	8,806,100
6.375%, 9/25/12 (b)(e)(y)*	600,000	160,500
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (b)(e)(r)(y)*	8,400,000	840
Golden State Petroleum Transport Corp., 8.04%, 2/1/19	9,259,062	8,088,809
Goldman Sachs Group, Inc.:
6.15%, 4/1/18	15,975,000	17,318,178
6.00%, 6/15/20	2,500,000	2,668,923
5.75%, 1/24/22	7,300,000	7,705,909
Great River Energy, 5.829%, 7/1/17 (e)	20,516,513	21,909,789
Harley-Davidson Funding Corp., 5.25%, 12/15/12 (e)	3,000,000	3,049,395
Hartford Financial Services Group, Inc.:
5.125%, 4/15/22	1,000,000	1,029,756
6.10%, 10/1/41	4,000,000	3,868,908
6.625%, 4/15/42	1,000,000	1,030,016
HCA, Inc., 6.25%, 2/15/13	3,550,000	3,629,875
Health Care REIT, Inc., 5.25%, 1/15/22	2,000,000	2,121,528
Hewlett-Packard Co.:
0.867%, 5/30/14 (r)	6,950,000	6,888,972
4.30%, 6/1/21	1,500,000	1,545,870
HOA Restaurant Group LLC / HOA Finance Corp., 11.25%, 4/1/17 (e)	1,750,000	1,620,938
HSBC Bank plc, 1.266%, 1/17/14 (e)(r)	4,000,000	4,008,704
HSBC Holdings plc, 4.00%, 3/30/22	5,000,000	5,191,990
International Business Machines Corp.:
1.25%, 2/6/17	5,000,000	5,013,115
2.90%, 11/1/21	3,100,000	3,247,234
Interpublic Group of Cos, Inc., 10.00%, 7/15/17	2,575,000	2,909,750
Jefferies Group, Inc., 5.125%, 4/13/18	2,000,000	1,940,000
JET Equipment Trust, 7.63%, 8/15/12 (b)(e)(w)*	109,297	109
John Deere Capital Corp.:
1.25%, 12/2/14	1,000,000	1,013,207
2.00%, 1/13/17	1,500,000	1,547,237
JPMorgan Chase & Co.:
1.593%, 9/22/15 (r)	4,000,000	3,954,856
4.40%, 7/22/20	3,000,000	3,164,190
4.35%, 8/15/21	10,600,000	11,187,219
4.50%, 1/24/22	15,850,000	17,073,905
JPMorgan Chase Capital XXV, 6.80%, 10/1/37	5,900,000	5,899,970
Kaupthing Bank HF, 3.491%, 1/15/10 (e)(r)(y)*	39,000,000	9,945,000
Kennametal, Inc., 3.875%, 2/15/22	3,900,000	4,012,745
Kern River Funding Corp., 6.676%, 7/31/16 (e)	71,569	81,258
Kinder Morgan Energy Partners LP, 5.625%, 9/1/41	2,960,000	3,071,678
Kraft Foods Group, Inc.:
2.25%, 6/5/17 (e)	1,000,000	1,023,878
3.50%, 6/6/22 (e)	1,900,000	1,949,708
5.00%, 6/4/42 (e)	900,000	952,538
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (e)	46,569,000	44,473,395
Leucadia National Corp., 8.125%, 9/15/15	3,320,000	3,722,550
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/1/19 (e)	3,700,000	3,626,000
LL & P Wind Energy, Inc. Washington Revenue Bonds:
5.733%, 12/1/17 (e)	8,060,000	8,025,503
5.983%, 12/1/22 (e)	14,695,000	14,254,885
6.192%, 12/1/27 (e)	2,675,000	2,342,444
Lowe's Co.'s, Inc.:
3.80%, 11/15/21	2,220,000	2,403,010
5.125%, 11/15/41	500,000	567,478
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	51,271,000	128,178
8.30%, 12/1/37 (e)(m)*	33,720,000	84,300
8.45%, 12/1/49 (e)(m)*	1,000,000	2,500
Macy's Retail Holdings, Inc., 3.875%, 1/15/22	3,000,000	3,154,119
Masco Corp.:
4.80%, 6/15/15	4,540,000	4,664,736
5.85%, 3/15/17	1,990,000	2,085,996
Mastro's Restaurants LLC/RRG Finance Corp., 12.00%, 6/1/17 (e)	1,500,000	1,526,250
MetLife Institutional Funding II, 1.368%, 4/4/14 (e)(r)	4,800,000	4,823,275
MGM Resorts International, 6.75%, 9/1/12	4,000,000	4,010,000
MMA Financial Holdings, Inc., 0.75%, 5/3/34 (b)	40,302,500	10,277,137
Molson Coors Brewing Co., 3.50%, 5/1/22	2,000,000	2,053,570
Morgan Stanley:
6.25%, 8/28/17	7,000,000	7,225,337
5.50%, 1/26/20	6,000,000	5,876,520
5.50%, 7/24/20	6,500,000	6,359,379
National Fuel Gas Co., 6.50%, 4/15/18	4,800,000	5,474,035
Nationwide Health Properties, Inc.:
6.90%, 10/1/37	10,460,000	11,890,133
6.59%, 7/7/38	4,023,000	4,351,611
NBCUniversal Media LLC, 4.375%, 4/1/21	4,500,000	4,950,567
New York Life Global Funding, 1.65%, 5/15/17 (e)	2,000,000	1,994,318
Newmont Mining Corp.:
3.50%, 3/15/22	3,900,000	3,849,292
4.875%, 3/15/42	3,900,000	3,802,886
Noble Holding International Ltd., 3.95%, 3/15/22	3,000,000	3,033,561
Norfolk Southern Corp., 3.00%, 4/1/22	3,000,000	3,034,641
OGX Austria GmbH, 8.375%, 4/1/22 (e)	2,500,000	2,156,250
Omnicom Group, Inc., 3.625%, 5/1/22	3,000,000	3,048,303
Overseas Shipholding Group, Inc.:
8.125%, 3/30/18	3,600,000	2,439,000
7.50%, 2/15/24	5,080,000	2,870,200
PacifiCorp:
2.95%, 2/1/22	2,000,000	2,053,816
4.10%, 2/1/42	4,000,000	4,134,536
PepsiCo, Inc.:
2.75%, 3/5/22	4,950,000	4,996,089
4.00%, 3/5/42	2,150,000	2,246,821
Pernod-Ricard SA:
4.25%, 7/15/22 (e)	1,950,000	1,999,657
5.50%, 1/15/42 (e)	3,900,000	3,993,885
Pioneer Natural Resources Co.:
5.875%, 7/15/16	17,840,000	19,828,660
3.95%, 7/15/22	2,000,000	2,004,838
PNC Funding Corp., 5.625%, 2/1/17	2,000,000	2,225,322
PPF Funding, Inc., 5.50%, 1/15/14 (e)	500,000	511,718
QVC, Inc., 5.125%, 7/2/22 (e)	2,250,000	2,296,742
Rio Tinto Finance USA Ltd., 3.75%, 9/20/21	3,000,000	3,222,264
Rio Tinto Finance USA plc:
3.50%, 3/22/22	4,850,000	5,111,493
4.75%, 3/22/42	3,900,000	4,363,983
Rock-Tenn Co., 4.90%, 3/1/22 (e)	1,000,000	1,030,190
Royal Bank of Canada, 1.45%, 10/30/14	4,650,000	4,708,985
Rural Electric Cooperative Grantor Trust Certificates VRDN, 0.29%, 12/18/17 (r)	2,000,000	2,000,000
SABMiller Holdings, Inc.:
2.45%, 1/15/17 (e)	2,000,000	2,061,476
3.75%, 1/15/22 (e)	4,215,000	4,482,454
4.95%, 1/15/42 (e)	3,000,000	3,320,571
Safeway, Inc.:
1.968%, 12/12/13 (r)	4,000,000	4,011,956
4.75%, 12/1/21	2,369,000	2,349,411
SBA Tower Trust, 4.254%, 4/15/40 (e)	5,772,000	6,036,467
Simon Property Group LP:
6.125%, 5/30/18	3,593,000	4,251,385
4.125%, 12/1/21	5,000,000	5,326,925
SM Energy Co., 6.50%, 1/1/23 (e)	1,750,000	1,763,125
Southern Power Co., 5.15%, 9/15/41	1,925,000	2,091,732
SPARCS Trust 99-1, STEP, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (b)(e)(r)	26,500,000	14,163,455
Spencer Spirit Holdings, Inc., 11.00%, 5/1/17 (e)	8,650,000	8,952,750
SSIF Nevada LP, 1.167%, 4/14/14 (e)(r)	16,000,000	15,892,736
SunTrust Bank:
0.757%, 8/24/15 (r)	3,350,000	3,126,619
7.25%, 3/15/18	2,500,000	2,893,238
Symantec Corp.:
4.20%, 9/15/20	2,000,000	2,045,874
3.95%, 6/15/22	3,625,000	3,601,354
Syngenta Finance NV:
3.125%, 3/28/22	2,000,000	2,029,778
4.375%, 3/28/42	2,000,000	2,152,586
Target Corp.:
2.90%, 1/15/22	3,550,000	3,627,287
4.00%, 7/1/42	1,200,000	1,182,030
Telefonica Emisiones SAU:
3.992%, 2/16/16	7,420,000	6,633,309
5.134%, 4/27/20	8,500,000	7,321,764
The Gap, Inc., 5.95%, 4/12/21	5,940,000	6,156,858
TIERS Trust:
8.45%, 12/1/17 (b)(e)(n)*	8,559,893	8,560
STEP, 0.00% to 10/15/33, 7.697% thereafter to 10/15/97 (b)(e)(r)	12,295,000	1,721,915
7.697%, 10/15/97 (b)(e)(r)	11,001,000	6,203,904
Time Warner Cable, Inc.:
4.00%, 9/1/21	5,700,000	5,989,856
5.50%, 9/1/41	4,200,000	4,569,978
Time Warner, Inc.:
4.00%, 1/15/22	3,000,000	3,172,980
3.40%, 6/15/22	2,300,000	2,319,327
5.375%, 10/15/41	4,940,000	5,256,837
4.90%, 6/15/42	1,500,000	1,521,971
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/43 (b)(e)	187,750,000	21,553,700
2/15/45 (b)(e)	464,279,669	72,891,908
Toronto-Dominion Bank, 2.375%, 10/19/16	4,250,000	4,364,389
Total Capital International SA, 1.55%, 6/28/17	2,000,000	2,004,684
Toyota Motor Credit Corp.:
2.05%, 1/12/17	3,500,000	3,577,479
3.30%, 1/12/22	1,750,000	1,837,610
Union Pacific Corp.:
2.95%, 1/15/23	2,000,000	2,005,262
4.30%, 6/15/42	1,000,000	1,007,148
United Air Lines, Inc., 12.75%, 7/15/12	5,892,480	5,907,211
United Technologies Corp.:
3.10%, 6/1/22	1,900,000	1,990,938
4.50%, 6/1/42	2,900,000	3,185,374
UnitedHealth Group, Inc.:
3.375%, 11/15/21	1,750,000	1,840,505
4.625%, 11/15/41	1,750,000	1,880,688
US Bank, 3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	25,000,000	26,119,350
Verizon Communications, Inc.:
3.50%, 11/1/21	4,750,000	5,057,173
4.75%, 11/1/41	5,000,000	5,499,525
Wachovia Capital Trust III, 5.57%, 12/31/49 (r)	30,200,000	28,841,000
Walt Disney Co.:
0.875%, 12/1/14	1,000,000	1,006,174
2.55%, 2/15/22	4,900,000	4,924,926
4.125%, 12/1/41	2,750,000	2,939,324
Willis North America, Inc., 5.625%, 7/15/15	2,430,000	2,636,475
Windsor Petroleum Transport Corp., 7.84%, 1/15/21 (e)	20,989,950	14,324,172
Xstrata Finance Canada Ltd., 2.85%, 11/10/14 (e)	1,500,000	1,528,517

Total Corporate Bonds (Cost $1,572,556,070)		1,382,177,903

MUNICIPAL OBLIGATIONS - 4.6%
La Verne California Revenue Bonds, 5.62%, 6/1/16	840,000	874,070
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	4,385,000	4,504,842
Nevada Housing Division Revenue VRDN, 0.18%, 4/15/39 (r)	6,600,000	6,600,000
New York State HFA Revenue VRDN, 0.18%, 11/15/29 (r)	1,200,000	1,200,000
Union County Arkansas Industrial Development Revenue VRDN, 1.05%, 10/1/27 (r)	4,000,000	4,000,000
Wells Fargo Bank NA Custodial Receipts Revenue Bonds:
6.584%, 9/1/27 (b)(e)	6,080,000	6,798,352
6.734%, 9/1/47 (b)(e)	37,970,000	42,454,637
West Contra Costa California Unified School District COPs, 5.15%, 1/1/24	3,630,000	3,611,305

Total Municipal Obligations (Cost $64,619,463)		70,043,206

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.0%
Overseas Private Investment Corp., 4.05%, 11/15/14	519,200	533,021
Premier Aircraft Leasing EXIM 1 Ltd., 3.547%, 4/10/22	130	139

Total U.S. Government Agencies and Instrumentalities (Cost $519,676)		533,160

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 1.0%
Fannie Mae, 4.00%, 7/12/12	14,665,000	15,606,769
Ginnie Mae, 11.00%, 10/15/15	280	289

Total U.S. Government Agency Mortgage-Backed Securities (Cost $15,545,182)		15,607,058

U.S. TREASURY - 1.3%
United States Treasury Bonds:
3.125%, 2/15/42	4,509,000	4,842,946
3.00%, 5/15/42	10,196,000	10,678,719
United States Treasury Notes:
0.625%, 5/31/17	3,750,000	3,732,716
1.125%, 5/31/19	355,000	355,555
1.75%, 5/15/22	295,000	297,397

Total U.S. Treasury (Cost $19,598,209)		19,907,333

SOVEREIGN GOVERNMENT BONDS - 0.9%
Province of Ontario Canada:
3.00%, 7/16/18	6,700,000	7,195,914
2.45%, 6/29/22	6,600,000	6,514,471

Total Sovereign Government Bonds (Cost $13,584,123)		13,710,385

FLOATING RATE LOANS(d)- 0.5%
Chesapeake Energy Corp., 7.4606%, 12/2/17 (r)	5,000,000	4,952,345
Clear Channel Communications, Inc., 3.673%, 1/29/16 (r)	2,586,677	2,052,772

Total Floating Rate Loans (Cost $7,333,513)		7,005,117

TIME DEPOSIT - 1.5%
State Street Bank Time Deposit, 0.128%, 7/2/12	22,227,386	22,227,386

Total Time Deposit (Cost $22,227,386)		22,227,386

EQUITY SECURITIES - 0.8%	SHARES
Avado Brands, Inc. (b)*	4,803	—
CoBank ACB, Preferred (e)*	3,000	2,027,813
Intermet Corp. (b)*	4,772	—
Woodbourne Capital:
Trust I, Preferred (b)(e)	6,450,000	2,626,440
Trust II, Preferred (b)(e)	6,450,000	2,626,440
Trust III, Preferred (b)(e)	6,450,000	2,626,440
Trust IV, Preferred (b)(e)	6,450,000	2,626,440

Total Equity Securities (Cost $27,133,572)		12,533,573

TOTAL INVESTMENTS (Cost $1,747,889,663) - 101.7%		1,548,710,783
Other assets and liabilities, net - (1.7%)		(25,734,859)
NET ASSETS - 100%		$1,522,975,924

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Sold:
2 Year U.S. Treasury Notes	746	9/12	$164,259,875	$69,271
5 Year U.S. Treasury Notes	504	9/12	62,480,250	(38,357)
10 Year U.S. Treasury Notes	603	9/12	80,425,125	167,348
Total Sold				$198,262

(b) This security was valued by the Board of Trustees. See Note A.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at period end. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(n) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.

(p) The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(w) Security is in default and is no longer accruing interest.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(y) The government of Iceland took control of Glitnir Banki HF and Kaupthing Bank HF (the “Banks”) on October 8, 2008 and October 9, 2008, respectively. The government has prohibited the Banks from paying any claims owed to foreign entities. These securities are no longer accruing interest.

* Non-income producing security.

Abbreviations:
COPs: Certificates of Participation
HFA: Housing Finance Agency/Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
VRDN: Variable Rate Demand Notes

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT LONG-TERM INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2012

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.0%	PRINCIPAL AMOUNT	VALUE
Credit Suisse First Boston Mortgage Securities Corp., 5.25%, 12/25/35	$63,618	$63,421
JP Morgan Mortgage Trust, 3.414%, 7/25/35 (r)	5,701	5,693

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $66,813)		69,114

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.5%
Credit Suisse First Boston Mortgage Securities Corp., 4.597%, 3/15/35	1,566,569	1,585,612
JP Morgan Chase Commercial Mortgage Securities Corp., 5.299%, 6/12/41	343,722	346,734
LB-UBS Commercial Mortgage Trust, 4.96%, 12/15/31	711,065	718,682
Morgan Stanley Dean Witter Capital I, 5.08%, 9/15/37	475,997	479,490
Wachovia Bank Commercial Mortgage Trust, 5.23%, 7/15/41 (r)	82,449	82,457

Total Commercial Mortgage-Backed Securities (Cost $3,246,449)		3,212,975

CORPORATE BONDS - 83.6%
Aetna, Inc., 4.50%, 5/15/42	2,000,000	2,033,644
Alcoa, Inc., 5.40%, 4/15/21	1,200,000	1,194,924
Alliance Mortgage Investments, Inc., 12.61%, 6/1/10 (b)(r)(x)*	4,817	—
Ally Financial, Inc., 6.875%, 8/28/12	1,000,000	1,005,000
American Express Credit Corp., 2.375%, 3/24/17	1,000,000	1,024,932
American International Group, Inc., 4.875%, 6/1/22	2,600,000	2,660,377
American Tower Corp.:
4.50%, 1/15/18	1,000,000	1,057,014
5.90%, 11/1/21	250,000	278,204
Amgen, Inc., 5.15%, 11/15/41	1,500,000	1,565,872
Apache Corp., 4.75%, 4/15/43	1,500,000	1,666,159
APL Ltd., 8.00%, 1/15/24 (b)	1,230,000	750,300
ArcelorMittal, 5.50%, 3/1/21	1,000,000	946,517
AT&T, Inc.:
3.875%, 8/15/21	185,000	201,513
5.55%, 8/15/41	3,000,000	3,575,871
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	30,000	—
Bank of America Corp.:
1.886%, 1/30/14 (r)	400,000	395,822
2.019%, 7/11/14 (r)	1,000,000	984,300
0.798%, 9/15/14 (r)	500,000	477,358
3.875%, 3/22/17	150,000	152,805
5.70%, 1/24/22	1,900,000	2,092,459
5.875%, 2/7/42	1,000,000	1,095,380
Barrick Gold Corp., 5.25%, 4/1/42	1,000,000	1,071,298
Berkshire Hathaway Finance Corp., 4.40%, 5/15/42	2,000,000	2,051,416
BHP Billiton Finance USA Ltd.:
3.25%, 11/21/21	250,000	260,898
4.125%, 2/24/42	2,000,000	2,054,708
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)	1,500,000	1,582,500
Boston Properties LP, 3.85%, 2/1/23	1,400,000	1,413,152
Cantor Fitzgerald LP, 7.875%, 10/15/19 (e)	1,350,000	1,332,554
Carolina Power & Light Co., 4.10%, 5/15/42	2,000,000	2,085,668
Cemex SAB de CV, 5.47%, 9/30/15 (e)(r)	1,000,000	904,000
CenturyLink, Inc.:
7.875%, 8/15/12	2,000,000	2,014,094
5.80%, 3/15/22	750,000	746,629
7.65%, 3/15/42	1,100,000	1,067,617
Chesapeake Energy Corp., 7.625%, 7/15/13	2,300,000	2,371,875
CIT Group, Inc., 5.25%, 3/15/18	500,000	516,250
Citigroup Funding, Inc., 0.519%, 7/12/12 (r)	500,000	500,050
Citigroup, Inc.:
2.467%, 8/13/13 (r)	1,000,000	1,006,947
3.953%, 6/15/16	200,000	204,932
4.50%, 1/14/22	1,000,000	1,032,854
CNPC HK Overseas Capital Ltd., 3.125%, 4/28/16 (e)	1,500,000	1,544,409
Comcast Corp.:
3.125%, 7/15/22	1,000,000	1,004,705
4.65%, 7/15/42	2,000,000	2,000,916
Corning, Inc., 4.75%, 3/15/42	2,000,000	2,095,788
Crown Castle Towers LLC:
6.113%, 1/15/40 (e)	785,000	908,729
4.883%, 8/15/40 (e)	1,000,000	1,085,716
CVS Pass-Through Trust:
5.88%, 1/10/28	324,303	355,504
6.036%, 12/10/28	659,750	744,073
6.943%, 1/10/30	450,267	533,220
DDR Corp., 4.75%, 4/15/18	1,000,000	1,037,195
Deere & Co., 3.90%, 6/9/42	1,800,000	1,788,305
Deutsche Telekom International Finance BV, 4.875%, 3/6/42 (e)	1,000,000	950,043
Devon Energy Corp., 4.75%, 5/15/42	1,000,000	1,049,352
Discover Bank:
8.70%, 11/18/19	500,000	621,199
7.00%, 4/15/20	500,000	581,935
Discover Financial Services, 5.20%, 4/27/22 (e)	500,000	523,038
Dow Chemical Co., 5.25%, 11/15/41	1,500,000	1,658,155
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	1,000,000	1,022,257
Eastman Chemical Co., 3.60%, 8/15/22	2,000,000	2,039,860
Ecolab, Inc., 5.50%, 12/8/41	1,000,000	1,199,795
Enterprise Products Operating LLC:
4.85%, 8/15/42	2,000,000	1,991,422
7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	340,000	363,800
ERP Operating LP, 4.625%, 12/15/21	500,000	543,086
FIA Card Services NA, 7.125%, 11/15/12	500,000	509,349
First Niagara Financial Group, Inc., 6.75%, 3/19/20	1,000,000	1,133,916
Ford Motor Credit Co. LLC:
7.50%, 8/1/12	100,000	100,394
3.875%, 1/15/15	400,000	411,926
4.207%, 4/15/16 (e)	1,000,000	1,038,378
4.25%, 2/3/17	100,000	104,823
5.875%, 8/2/21	1,000,000	1,112,508
France Telecom SA, 5.375%, 1/13/42	700,000	739,490
General Electric Capital Corp / LJ VP Holdings LLC, 3.80%, 6/18/19 (e)	1,600,000	1,614,499
General Electric Capital Corp.:
4.65%, 10/17/21	1,000,000	1,110,526
5.875%, 1/14/38	1,000,000	1,148,004
Gilead Sciences, Inc.:
4.40%, 12/1/21	500,000	551,889
5.65%, 12/1/41	1,000,000	1,165,660
Glitnir Banki HF:
3.046%, 4/20/10 (b)(e)(r)(y)*	75,000	20,063
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (b)(e)(r)(y)*	150,000	15
Goldman Sachs Group, Inc.:
6.15%, 4/1/18	1,000,000	1,084,080
5.75%, 1/24/22	2,500,000	2,639,010
Hartford Financial Services Group, Inc., 6.625%, 4/15/42	1,000,000	1,030,016
HCA, Inc., 6.30%, 10/1/12	1,000,000	1,010,000
Hewlett-Packard Co., 4.30%, 6/1/21	1,500,000	1,545,870
Intel Corp., 4.80%, 10/1/41	500,000	572,617
International Business Machines Corp., 2.90%, 11/1/21	1,000,000	1,047,495
Irwin Land LLC, 5.03%, 12/15/25 (e)	758,000	781,225
Jefferies Group, Inc., 5.125%, 4/13/18	500,000	485,000
Johnson Controls, Inc., 5.00%, 3/30/20	1,000,000	1,130,488
JPMorgan Chase & Co.:
4.40%, 7/22/20	250,000	263,683
4.35%, 8/15/21	950,000	1,002,628
4.50%, 1/24/22	2,800,000	3,016,210
JPMorgan Chase Capital XXV, 6.80%, 10/1/37	800,000	799,996
Kraft Foods Group, Inc.:
3.50%, 6/6/22 (e)	1,000,000	1,026,162
5.00%, 6/4/42 (e)	1,000,000	1,058,376
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (e)	2,100,000	2,005,500
Liberty Mutual Group, Inc., 6.50%, 5/1/42 (e)	2,000,000	2,024,392
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	100,000	87,568
Lowe's Co.'s, Inc.:
5.125%, 11/15/41	500,000	567,477
4.65%, 4/15/42	1,000,000	1,061,900
Macy's Retail Holdings, Inc.:
3.875%, 1/15/22	400,000	420,549
5.125%, 1/15/42	500,000	526,353
Medtronic, Inc., 4.50%, 3/15/42	500,000	545,815
Methanex Corp., 5.25%, 3/1/22	1,000,000	1,037,510
MGM Resorts International, 6.75%, 9/1/12	500,000	501,250
Molson Coors Brewing Co., 5.00%, 5/1/42	2,000,000	2,160,744
Morgan Stanley:
6.25%, 8/28/17	500,000	516,096
5.50%, 1/26/20	500,000	489,710
5.50%, 7/24/20	1,500,000	1,467,549
National Fuel Gas Co., 6.50%, 4/15/18	100,000	114,042
Nationwide Health Properties, Inc.:
6.25%, 2/1/13	1,600,000	1,643,221
6.90%, 10/1/37	390,000	443,322
6.59%, 7/7/38	30,000	32,450
NBCUniversal Media LLC, 4.375%, 4/1/21	500,000	550,063
New York University, 5.236%, 7/1/32	850,000	988,482
Newmont Mining Corp.:
3.50%, 3/15/22	1,000,000	986,998
4.875%, 3/15/42	1,000,000	975,099
Noble Holding International Ltd., 5.25%, 3/15/42	1,000,000	991,393
Offshore Group Investments Ltd., 11.50%, 8/1/15	500,000	542,500
O'Reilly Automotive, Inc., 4.625%, 9/15/21	670,000	700,193
Overseas Shipholding Group, Inc., 7.50%, 2/15/24	150,000	84,750
Pacific Beacon LLC, 5.628%, 7/15/51 (e)	39,748	31,346
PacifiCorp:
2.95%, 2/1/22	2,000,000	2,053,816
4.10%, 2/1/42	400,000	413,454
Pearson Funding Four plc, 3.75%, 5/8/22 (e)	2,000,000	2,039,584
PepsiCo, Inc.:
2.75%, 3/5/22	500,000	504,656
4.00%, 3/5/42	500,000	522,517
Pernod-Ricard SA, 5.50%, 1/15/42 (e)	1,000,000	1,024,073
Pioneer Natural Resources Co.:
5.875%, 7/15/16	700,000	778,030
3.95%, 7/15/22	1,500,000	1,503,628
PPL Montana LLC, 8.903%, 7/2/20	15,481	17,460
QVC, Inc., 5.125%, 7/2/22 (e)	2,000,000	2,041,548
Redstone Arsenal Military Housing, 5.45%, 9/1/26 (e)	25,000	24,227
Rio Tinto Finance USA Ltd., 3.75%, 9/20/21	2,000,000	2,148,176
Rio Tinto Finance USA plc, 4.75%, 3/22/42	1,000,000	1,118,970
SABMiller Holdings, Inc.:
3.75%, 1/15/22 (e)	780,000	829,493
4.95%, 1/15/42 (e)	2,000,000	2,213,714
Safeway, Inc., 4.75%, 12/1/21	500,000	495,866
Simon Property Group LP:
10.35%, 4/1/19	320,000	448,898
4.125%, 12/1/21	350,000	372,885
Southern Power Co., 5.15%, 9/15/41	1,000,000	1,086,614
Spencer Spirit Holdings, Inc., 11.00%, 5/1/17 (e)	1,100,000	1,138,500
SunTrust Bank, 0.757%, 8/24/15 (r)	975,000	909,986
Svenska Handelsbanken AB, 1.468%, 9/14/12 (e)(r)	500,000	500,572
Symantec Corp., 3.95%, 6/15/22	750,000	745,108
Syngenta Finance NV, 4.375%, 3/28/42	2,000,000	2,152,586
Target Corp.:
2.90%, 1/15/22	500,000	510,886
4.00%, 7/1/42	1,000,000	985,025
Telefonica Emisiones SAU:
0.796%, 2/4/13 (r)	900,000	882,005
5.134%, 4/27/20	1,800,000	1,550,491
The Gap, Inc., 5.95%, 4/12/21	1,000,000	1,036,508
The Home Depot, Inc., 5.875%, 12/16/36	1,440,000	1,843,521
Time Warner Cable, Inc., 5.50%, 9/1/41	2,000,000	2,176,180
Time Warner, Inc.:
3.40%, 6/15/22	500,000	504,202
5.375%, 10/15/41	2,500,000	2,660,342
4.90%, 6/15/42	500,000	507,324
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/43 (b)(e)	5,950,000	683,060
2/15/45 (b)(e)	6,203,418	973,937
Toyota Motor Credit Corp., 3.30%, 1/12/22	500,000	525,031
Union Pacific Corp., 4.30%, 6/15/42	1,000,000	1,007,148
United Air Lines, Inc., 12.75%, 7/15/12	1,964,160	1,969,070
United Technologies Corp., 4.50%, 6/1/42	2,000,000	2,196,810
UnitedHealth Group, Inc.:
3.375%, 11/15/21	200,000	210,343
4.625%, 11/15/41	200,000	214,936
US Bank, 3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	1,000,000	1,044,774
Verizon Communications, Inc., 4.75%, 11/1/41	1,000,000	1,099,905
VF Corp., 3.50%, 9/1/21	1,000,000	1,066,215
Viacom, Inc., 4.50%, 2/27/42	500,000	491,371
Wachovia Capital Trust III, 5.57%, 12/31/49 (r)	2,200,000	2,101,000
Walt Disney Co., 4.125%, 12/1/41	200,000	213,769
Windsor Petroleum Transport Corp., 7.84%, 1/15/21 (e)	909,640	620,766
Yara International ASA, 7.875%, 6/11/19 (e)	950,000	1,189,906

Total Corporate Bonds (Cost $167,938,655)		175,117,849

MUNICIPAL OBLIGATIONS - 1.6%
Adams-Friendship Area Wisconsin School District GO Bonds, 5.47%, 3/1/18	30,000	35,240
Connecticut Special Tax Obligation Revenue Bonds, 5.459%, 11/1/30	1,000,000	1,182,510
Cook County Illinois School District GO Bonds, Zero Coupon, 12/1/24	25,000	11,373
East Lansing Michigan GO Bonds, 5.00%, 4/1/14	85,000	90,149
Kern County California PO Revenue Bonds, Zero Coupon, 8/15/20	125,000	78,410
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	50,000	51,367
New York City IDA Revenue Bonds, 6.027%, 1/1/46	30,000	26,594
Oakland California PO Revenue Bonds, Zero Coupon, 12/15/20	120,000	78,275
Orange County California PO Revenue Bonds, Zero Coupon, 9/1/14	95,000	88,859
Redlands California PO Revenue Bonds, Zero Coupon:
8/1/27	250,000	94,387
8/1/28	175,000	61,366
Schenectady New York Metroplex Development Authority Revenue Bonds, 5.36%, 8/1/16	40,000	45,060
Texas Transportation Commission Revenue Bonds, 5.178%, 4/1/30	1,000,000	1,220,450
Wells Fargo Bank NA Custodial Receipts Revenue Bonds:
6.584%, 9/1/27 (b)(e)	100,000	111,815
6.734%, 9/1/47 (b)(e)	100,000	111,811
West Covina California Public Financing Authority Lease Revenue Bonds, 6.05%, 6/1/26	40,000	39,529

Total Municipal Obligations (Cost $2,887,838)		3,327,195

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 1.2%
Federal Home Loan Bank, 5.00%, 11/17/17	400,000	482,998
Freddie Mac:
5.25%, 4/18/16	700,000	819,259
6.75%, 3/15/31	700,000	1,074,136

Total U.S. Government Agencies and Instrumentalities (Cost $2,094,815)		2,376,393

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.9%
Fannie Mae, 4.00%, 7/12/12	1,705,000	1,814,493

Total U.S. Government Agency Mortgage-Backed Securities (Cost $1,807,300)		1,814,493

U.S. TREASURY - 7.9%
United States Treasury Notes:
0.625%, 5/31/17	1,100,000	1,094,930
1.75%, 5/15/22	15,317,000	15,441,451

Total U.S. Treasury (Cost $16,535,328)		16,536,381

FLOATING RATE LOANS(d)- 0.2%
Clear Channel Communications, Inc., 3.673%, 1/29/16 (r)	474,429	376,504

Total Floating Rate Loans (Cost $448,404)		376,504

SOVEREIGN GOVERNMENT BONDS - 1.0%
Province of Ontario Canada, 3.00%, 7/16/18	2,000,000	2,148,034

Total Sovereign Government Bonds (Cost $2,092,434)		2,148,034

TIME DEPOSIT - 4.0%
State Street Bank Time Deposit, 0.128%, 7/2/12	8,442,104	8,442,104

Total Time Deposit (Cost $8,442,104)		8,442,104

EQUITY SECURITIES - 0.3%	SHARES
CoBank ACB, Preferred (e)*	400	270,375
Woodbourne Capital, Trust I, Preferred (b)(e)	1,000,000	407,200

Total Equity Securities (Cost $595,178)		677,575

TOTAL INVESTMENTS (Cost $206,155,318) - 102.2%		214,098,617
Other assets and liabilities, net - (2.2%)		(4,705,322)
NET ASSETS - 100%		$209,393,295

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
2 Year U.S. Treasury Notes	42	9/12	$9,247,875	($7,599)
10 Year U.S. Treasury Notes	133	9/12	17,738,875	31,169
Total Purchased				$23,570

Sold:
5 Year U.S. Treasury Notes	1	9/12	$123,969	$218
30 Year U.S. Treasury Bonds	9	9/12	1,331,719	8,145
Total Sold				$8,363

(b) This security was valued by the Board of Trustees. See Note A.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at period end. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(p) The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(y) The government of Iceland took control of Glitnir Banki HF (the “Bank”) on October 8, 2008. The government has prohibited the Bank from paying any claims owed to foreign entities. This security is no longer accruing interest.

* Non-income producing security.

Abbreviations:
GO: General Obligation
IDA: Industrial Development Agency/Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company
PO: Pension Obligation

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT ULTRA-SHORT INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2012

ASSET-BACKED SECURITIES - 2.1%	PRINCIPAL AMOUNT	VALUE
AmeriCredit Automobile Receivables Trust, 5.239%, 1/6/15 (r)	$335,634	$340,607
Bear Stearns Asset Backed Securities Trust, 0.465%, 12/25/35 (r)	778,384	754,573
Capital Auto Receivables Asset Trust:
6.51%, 2/18/14 (e)	1,931,715	1,936,382
8.30%, 2/18/14 (e)	1,300,000	1,304,058
Chase Funding Mortgage Loan Asset-Backed Certificates, 4.396%, 2/25/30	216,608	217,634
CPS Auto Trust:
6.48%, 7/15/13 (e)	315,454	316,992
5.92%, 5/15/14 (e)	263,786	264,354
Franklin Auto Trust, 7.16%, 5/20/16 (e)	1,150,381	1,160,762
Marlin Leasing Receivables LLC, 2.44%, 1/15/16 (e)	661,617	664,208
Santander Drive Auto Receivables Trust, 2.10%, 9/15/14 (e)	1,570,000	1,575,997

Total Asset-Backed Securities (Cost $8,631,510)		8,535,567

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.1%
Chase Mortgage Finance Corp.:
2.942%, 2/25/37 (r)	195,390	191,795
2.989%, 2/25/37 (r)	340,524	318,832
JP Morgan Mortgage Trust, 3.414%, 7/25/35 (r)	13,683	13,663

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $497,283)		524,290

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.2%
Asset Securitization Corp., 7.179%, 2/14/43 (r)	526,118	527,454
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
4.576%, 7/10/42	398,333	400,248
4.783%, 7/10/43 (r)	93,314	93,290
Bear Stearns Commercial Mortgage Securities:
4.72%, 11/11/35 (r)	680,383	680,106
4.83%, 8/15/38	1,207,537	1,210,175
Chase Manhattan Bank-First Union National Bank, 6.40%, 8/15/31 (e)	1,155,112	1,185,015
Commercial Mortgage Acceptance Corp., 6.21%, 7/15/31 (e)	3,000,000	3,036,351
Commercial Mortgage Asset Trust, 7.35%, 1/17/32 (r)	5,600,000	5,947,094
Credit Suisse First Boston Mortgage Securities Corp.:
4.597%, 3/15/35	1,566,569	1,585,612
4.94%, 12/15/35	831,327	836,056
3.936%, 5/15/38	1,873,135	1,901,062
GE Capital Commercial Mortgage Corp., 4.996%, 12/10/37	2,573,666	2,583,585
GMAC Commercial Mortgage Securities, Inc., 4.646%, 4/10/40	13,287	13,345
JP Morgan Chase Commercial Mortgage Securities Corp.:
5.255%, 7/12/37 (r)	2,500,000	2,585,470
5.326%, 8/12/40 (r)	1,020,000	1,053,646
Merrill Lynch Mortgage Trust, 4.892%, 2/12/42	554,316	557,030
Morgan Stanley Capital I, Inc., 5.007%, 1/14/42	113,462	113,384
Morgan Stanley Dean Witter Capital I:
6.55%, 7/15/33	1,000,000	1,028,852
5.08%, 9/15/37	1,918,268	1,932,344
Wachovia Bank Commercial Mortgage Trust:
4.566%, 4/15/35	1,463,662	1,487,023
5.23%, 7/15/41 (r)	76,266	76,273

Total Commercial Mortgage-Backed Securities (Cost $29,432,326)		28,833,415

CORPORATE BONDS - 84.4%
Ally Financial, Inc.:
6.875%, 8/28/12	2,947,000	2,961,735
1.75%, 10/30/12	1,000,000	1,004,882
0.468%, 12/19/12 (r)	600,000	600,886
American Express Bank FSB, 5.50%, 4/16/13	2,000,000	2,074,640
American Express Credit Corp.:
1.318%, 6/24/14 (r)	1,940,000	1,951,966
1.568%, 6/12/15 (r)	2,500,000	2,525,255
American International Group, Inc., 4.25%, 9/15/14	1,000,000	1,036,330
Anheuser-Busch InBev Worldwide, Inc., 1.192%, 3/26/13 (r)	3,000,000	3,015,657
ANZ National International Ltd., 1.468%, 12/20/13 (e)(r)	650,000	647,347
ArcelorMittal, 5.375%, 6/1/13	625,000	642,790
Ashtead Capital, Inc., 9.00%, 8/15/16 (e)	2,000,000	2,072,500
ASIF Global Financing XIX, 4.90%, 1/17/13 (e)	5,000,000	5,045,780
AvalonBay Communities, Inc., 6.125%, 11/1/12	2,457,000	2,496,383
Avis Budget Car Rental LLC, 2.967%, 5/15/14 (r)	1,000,000	985,000
Bank of America Corp.:
5.375%, 9/11/12	1,000,000	1,007,547
2.019%, 7/11/14 (r)	6,500,000	6,397,950
Bank of Montreal, 0.936%, 4/29/14 (r)	4,000,000	4,013,204
BankAmerica Capital II, 8.00%, 12/15/26	1,105,000	1,130,194
BB&T Corp., 4.75%, 10/1/12	1,575,000	1,590,140
BellSouth Corp., 4.02%, 4/26/13 (e)	4,000,000	4,100,988
BHP Billiton Finance USA Ltd., 0.737%, 2/18/14 (r)	2,000,000	2,006,890
BP Capital Markets plc, 1.092%, 12/6/13 (r)	3,000,000	3,024,816
British Telecommunications plc, 1.593%, 12/20/13 (r)	3,000,000	3,017,208
Cantor Fitzgerald LP, 6.375%, 6/26/15 (e)	1,820,000	1,835,648
Capital One Financial Corp., 1.617%, 7/15/14 (r)	5,000,000	4,968,765
CareFusion Corp., 4.125%, 8/1/12	3,925,000	3,935,492
Caterpillar Financial Services Corp., 0.816%, 2/9/15 (r)	5,000,000	5,019,585
CenturyLink, Inc., 7.875%, 8/15/12	2,985,000	3,006,035
Chesapeake Energy Corp., 7.625%, 7/15/13	5,000,000	5,156,250
CIT Group, Inc., 5.25%, 4/1/14 (e)	1,250,000	1,293,750
Citigroup, Inc.:
5.50%, 4/11/13	5,000,000	5,141,385
2.467%, 8/13/13 (r)	6,000,000	6,041,682
0.593%, 3/7/14 (r)	1,250,000	1,212,274
4.587%, 12/15/15	1,000,000	1,046,076
Colgate-Palmolive Co., 0.60%, 11/15/14	2,000,000	1,999,110
CVS Pass-Through Trust, 6.117%, 1/10/13 (e)	984,137	1,007,511
Daimler Finance North America LLC:
1.071%, 3/28/14 (e)(r)	2,000,000	1,995,264
1.875%, 9/15/14 (e)	1,500,000	1,508,006
Dr Pepper Snapple Group, Inc., 2.35%, 12/21/12	1,000,000	1,007,757
Duke Realty LP:
5.875%, 8/15/12	2,179,000	2,189,178
6.25%, 5/15/13	3,000,000	3,100,647
Ecolab, Inc., 2.375%, 12/8/14	2,750,000	2,840,626
Enterprise Products Operating LLC, 4.60%, 8/1/12	3,515,000	3,525,183
EQT Corp., 5.15%, 11/15/12	1,700,000	1,725,128
ERAC USA Finance LLC, 5.80%, 10/15/12 (e)	752,000	761,246
ERP Operating LP, 5.20%, 4/1/13	3,055,000	3,146,015
FIA Card Services NA, 7.125%, 11/15/12	3,785,000	3,855,772
Fifth Third Bank, 0.576%, 5/17/13 (r)	2,560,000	2,550,756
Ford Motor Credit Co. LLC:
7.50%, 8/1/12	6,050,000	6,073,855
3.875%, 1/15/15	750,000	772,361
4.207%, 4/15/16 (e)	750,000	778,784
3.984%, 6/15/16 (e)	1,500,000	1,544,863
General Electric Capital Corp.:
1.166%, 4/24/14 (r)	2,000,000	2,000,012
0.728%, 9/15/14 (r)	5,500,000	5,433,455
Gilead Sciences, Inc., 2.40%, 12/1/14	1,000,000	1,030,629
Glitnir Banki HF:
2.95%, 10/15/08 (y)*	120,000	32,100
3.046%, 4/20/10 (b)(e)(r)(y)*	50,000	13,375
3.226%, 1/21/11 (b)(e)(r)(y)*	30,000	8,025
Goldman Sachs Group, Inc.:
5.45%, 11/1/12	2,000,000	2,029,006
1.061%, 9/29/14 (r)	2,000,000	1,920,722
5.125%, 1/15/15	2,000,000	2,088,102
Harley-Davidson Funding Corp., 5.25%, 12/15/12 (e)	1,120,000	1,138,441
HCA, Inc.:
6.30%, 10/1/12	1,500,000	1,515,000
6.25%, 2/15/13	3,000,000	3,067,500
Hewlett-Packard Co.:
2.018%, 9/19/14 (r)	2,000,000	2,022,524
2.20%, 12/1/15	1,000,000	1,003,130
Hospitality Properties Trust, 6.75%, 2/15/13	2,302,000	2,316,627
HSBC Bank plc:
1.117%, 8/12/13 (e)(r)	1,450,000	1,451,515
1.266%, 1/17/14 (e)(r)	1,500,000	1,503,264
HSBC Finance Corp., 0.818%, 9/14/12 (r)	4,000,000	4,000,068
ING Bank NV, 1.786%, 10/18/13 (e)(r)	2,000,000	1,989,452
International Business Machines Corp., 0.875%, 10/31/14	4,000,000	4,019,204
John Deere Capital Corp., 1.25%, 12/2/14	1,500,000	1,519,811
JPMorgan Chase & Co.:
1.266%, 1/24/14 (r)	4,000,000	4,010,372
1.593%, 9/22/15 (r)	5,000,000	4,943,570
Kinder Morgan Energy Partners LP, 5.85%, 9/15/12	750,000	757,288
Kraft Foods, Inc., 1.344%, 7/10/13 (r)	5,000,000	5,018,035
Level 3 Financing, Inc., 4.506%, 2/15/15 (r)	3,250,000	3,136,250
Liberty Property LP, 6.375%, 8/15/12	4,250,000	4,278,101
Lincoln National Corp., 5.65%, 8/27/12	1,450,000	1,459,963
Lockheed Martin Corp., 2.125%, 9/15/16	1,000,000	1,023,623
Macy's Retail Holdings, Inc., 5.875%, 1/15/13	2,675,000	2,740,067
Manufacturers & Traders Trust Co., 1.968%, 4/1/13 (r)	2,700,000	2,700,000
Marriott International, Inc., 5.625%, 2/15/13	2,000,000	2,054,744
Masco Corp.:
5.875%, 7/15/12	3,100,000	3,102,325
4.80%, 6/15/15	750,000	770,606
Merrill Lynch & Co., Inc., 6.05%, 8/15/12	2,500,000	2,513,750
MetLife Institutional Funding II, 1.368%, 4/4/14 (e)(r)	5,000,000	5,024,245
MGM Resorts International, 6.75%, 9/1/12	5,000,000	5,012,500
Morgan Stanley, 0.769%, 1/9/14 (r)	5,000,000	4,755,245
National Australia Bank Ltd., 1.189%, 4/11/14 (e)(r)	2,000,000	2,000,982
Nationwide Health Properties, Inc., 6.25%, 2/1/13	6,770,000	6,952,878
Offshore Group Investments Ltd., 11.50%, 8/1/15	250,000	271,250
Plains All American Pipeline LP / PAA Finance Corp., 4.25%, 9/1/12	6,450,000	6,479,386
PNC Funding Corp., 0.666%, 1/31/14 (r)	1,000,000	995,212
Prudential Financial, Inc., 3.625%, 9/17/12	2,847,000	2,863,447
Quest Diagnostics, Inc., 1.318%, 3/24/14 (r)	1,000,000	1,008,208
Qwest Corp., 3.718%, 6/15/13 (r)	1,000,000	1,000,939
Royal Bank of Canada:
1.166%, 10/30/14 (r)	5,000,000	5,035,505
3.125%, 4/14/15 (e)	2,000,000	2,118,086
Rural Electric Cooperative Grantor Trust Certificates VRDN, 0.29%, 12/18/17 (r)	1,500,000	1,500,000
SABMiller Holdings, Inc., 1.85%, 1/15/15 (e)	3,000,000	3,042,846
Safeway, Inc., 1.968%, 12/12/13 (r)	3,000,000	3,008,967
SLM Corp., 5.125%, 8/27/12	2,250,000	2,258,428
Spencer Spirit Holdings, Inc., 11.00%, 5/1/17 (e)	1,250,000	1,293,750
SSIF Nevada LP, 1.167%, 4/14/14 (e)(r)	6,000,000	5,959,776
Stadshypotek AB, 1.011%, 9/30/13 (e)(r)	2,000,000	1,998,770
SunTrust Bank, 0.757%, 8/24/15 (r)	750,000	699,989
SunTrust Banks, Inc.:
5.25%, 11/5/12	4,250,000	4,311,391
3.50%, 1/20/17	500,000	517,614
Svenska Handelsbanken AB, 1.468%, 9/14/12 (e)(r)	700,000	700,800
TD Ameritrade Holding Corp., 2.95%, 12/1/12	3,250,000	3,275,165
Telefonica Emisiones SAU, 0.796%, 2/4/13 (r)	4,545,000	4,454,127
Teva Pharmaceutical Finance Co. BV, 1.366%, 11/8/13 (r)	2,000,000	2,015,466
Time Warner Entertainment Co. LP, 8.875%, 10/1/12	3,019,000	3,073,125
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/43 (b)(e)	500,000	57,400
2/15/45 (b)(e)	485,450	76,216
Toronto-Dominion Bank:
0.646%, 7/26/13 (r)	2,000,000	2,004,176
0.767%, 7/14/14 (r)	3,000,000	3,011,310
Union Pacific Railroad Co. 2004 Pass Through Trust, 5.214%, 9/30/14 (e)	370,000	397,587
United Air Lines, Inc., 12.75%, 7/15/12	4,910,400	4,922,676
United Technologies Corp., 0.967%, 6/1/15 (r)	1,000,000	1,010,677
UnitedHealth Group, Inc., 4.875%, 2/15/13	580,000	594,751
US Bank, 3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	1,500,000	1,567,161
Verizon Communications, Inc., 1.071%, 3/28/14 (r)	4,000,000	4,035,144
VF Corp., 1.217%, 8/23/13 (r)	2,000,000	2,000,006
Volkswagen International Finance NV:
0.918%, 10/1/12 (e)(r)	3,000,000	3,001,953
1.211%, 3/21/14 (e)(r)	5,000,000	5,001,840
Wachovia Bank NA, 0.846%, 11/3/14 (r)	2,151,000	2,100,621
Wachovia Capital Trust III, 5.57%, 12/31/49 (r)	1,000,000	955,000
Wells Fargo & Co., 1.381%, 6/26/15 (r)	3,000,000	3,004,440
Western Union Co., 1.048%, 3/7/13 (r)	3,000,000	3,012,549
Westpac Banking Corp., 1.191%, 3/31/14 (e)(r)	2,000,000	2,000,688
Xerox Corp.:
1.868%, 9/13/13 (r)	5,000,000	5,034,965
1.286%, 5/16/14 (r)	1,000,000	998,651
Xstrata Canada Corp., 7.25%, 7/15/12	850,000	851,570
Yara International ASA, 5.25%, 12/15/14 (e)	995,000	1,066,432

Total Corporate Bonds (Cost $337,730,426)		339,333,658

MUNICIPAL OBLIGATIONS - 0.5%
Union County Arkansas Industrial Development Revenue VRDN, 1.05%, 10/1/27 (r)	1,500,000	1,500,000

Total Municipal Obligations (Cost $1,500,000)		1,500,000

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.3%
Fannie Mae, 4.00%, 7/12/12	1,185,000	1,261,099

Total U.S. Government Agency Mortgage-Backed Securities (Cost $1,256,100)		1,261,099

TIME DEPOSIT - 4.0%
State Street Bank Time Deposit, 0.128%, 7/2/12	16,186,881	16,186,881

Total Time Deposit (Cost $16,186,881)		16,186,881

EQUITY SECURITIES - 0.1%	SHARES
Woodbourne Capital, Trust II, Preferred (b)(e)	1,000,000	407,200

Total Equity Securities (Cost $450,000)		407,200

TOTAL INVESTMENTS (Cost $395,684,526) - 98.7%		396,582,110
Other assets and liabilities, net - 1.3%		5,266,228
NET ASSETS - 100%		$401,848,338

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Sold:
2 Year U.S. Treasury Notes	9	9/12	$1,981,688	$833
5 Year U.S. Treasury Notes	142	9/12	17,603,563	(12,857)
Total Sold				($12,024)

(b) This security was valued by the Board of Directors. See Note A.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(y) The government of Iceland took control of Glitnir Banki HF (the “Bank”) on October 8, 2008. The government has prohibited the Bank from paying any claims owed to foreign entities. This security is no longer accruing interest.

* Non-income producing security.

Abbreviations:
FSB: Federal Savings Bank
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company
VRDN: Variable Rate Demand Notes

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT GOVERNMENT FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2012

ASSET-BACKED SECURITIES - 0.1%	PRINCIPAL AMOUNT	VALUE
CPS Auto Trust, 5.92%, 5/15/14 (e)	$29,310	$29,373
Santander Drive Auto Receivables Trust:
1.01%, 7/15/13 (e)	7,412	7,414
1.37%, 8/15/13 (e)	16,719	16,729

Total Asset-Backed Securities (Cost $53,912)		53,516

FDIC GUARANTEED CORPORATE BONDS - 2.6%
Ally Financial, Inc.:
1.75%, 10/30/12	30,000	30,146
0.468%, 12/19/12 (r)	1,040,000	1,041,536

Total FDIC Guaranteed Corporate Bonds (Cost $1,070,000)		1,071,682

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.0%
JP Morgan Mortgage Trust, 3.414%, 7/25/35 (r)	570	569

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $547)		569

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.9%
Asset Securitization Corp., 7.179%, 2/14/43 (r)	171,095	171,530
Banc of America Merrill Lynch Commercial Mortgage, Inc., 4.783%, 7/10/43 (r)	1,866	1,866
Bear Stearns Commercial Mortgage Securities, 4.83%, 8/15/38	40,251	40,339
Citigroup Commercial Mortgage Trust, 4.38%, 10/15/41	7,787	7,784
Wachovia Bank Commercial Mortgage Trust:
4.566%, 4/15/35	97,577	99,135
5.23%, 7/15/41 (r)	45,347	45,351

Total Commercial Mortgage-Backed Securities (Cost $377,344)		366,005

CORPORATE BONDS - 15.1%
Ally Financial, Inc., 6.875%, 8/28/12	200,000	201,000
APL Ltd., 8.00%, 1/15/24 (b)	100,000	61,000
ASIF Global Financing XIX, 4.90%, 1/17/13 (e)	600,000	605,494
Bank of America Corp.:
1.886%, 1/30/14 (r)	100,000	98,956
2.019%, 7/11/14 (r)	360,000	354,348
0.798%, 9/15/14 (r)	100,000	95,472
Bank of Nova Scotia, 1.25%, 11/7/14 (e)	250,000	253,132
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	300,000	303,580
Citigroup, Inc., 4.45%, 1/10/17	200,000	209,649
Colgate-Palmolive Co., 1.30%, 1/15/17	100,000	101,276
Crown Castle Towers LLC, 4.883%, 8/15/40 (e)	40,000	43,429
CVS Pass-Through Trust, 6.036%, 12/10/28	25,705	28,990
Ford Motor Credit Co. LLC:
7.50%, 8/1/12	200,000	200,789
3.984%, 6/15/16 (e)	50,000	51,495
Frontier Communications Corp., 6.25%, 1/15/13	300,000	306,187
HCA, Inc., 6.30%, 10/1/12	280,000	282,800
HSBC Finance Corp., 0.818%, 9/14/12 (r)	400,000	400,007
International Business Machines Corp., 0.875%, 10/31/14	300,000	301,440
JPMorgan Chase & Co., 4.35%, 8/15/21	100,000	105,540
JPMorgan Chase Capital XXV, 6.80%, 10/1/37	200,000	199,999
PNC Funding Corp., 5.625%, 2/1/17	50,000	55,633
Private Export Funding Corp.:
2.125%, 7/15/16	1,000,000	1,054,151
1.375%, 2/15/17	500,000	507,636
Royal Bank of Canada, 3.125%, 4/14/15 (e)	100,000	105,904
The Dun & Bradstreet Corp., 2.875%, 11/15/15	50,000	51,408
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/43 (b)(e)	70,000	8,036
2/15/45 (b)(e)	597,477	93,804
Toyota Motor Credit Corp., 2.05%, 1/12/17	100,000	102,214
Wachovia Capital Trust III, 5.57%, 12/31/49 (r)	140,000	133,700

Total Corporate Bonds (Cost $6,187,297)		6,317,069

MUNICIPAL OBLIGATIONS - 13.5%
Hayward California MFH Revenue VRDN, 0.17%, 5/1/38 (r)	2,500,000	2,500,000
New York State HFA Revenue VRDN, 0.18%, 5/15/33 (r)	1,500,000	1,500,000
Osceola County Florida HFA MFH Revenue VRDN, 0.38%, 9/15/35 (r)	1,140,000	1,140,000
Union County Arkansas Industrial Development Revenue VRDN, 1.05%, 10/1/27 (r)	500,000	500,000

Total Municipal Obligations (Cost $5,640,000)		5,640,000

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 30.2%
Fannie Mae:
0.375%, 12/28/12	750,000	750,865
0.75%, 2/26/13	400,000	401,272
1.25%, 8/20/13	500,000	505,273
1.125%, 6/27/14	300,000	304,542
Federal Home Loan Bank:
1.375%, 5/28/14	300,000	306,069
1.00%, 6/21/17	5,000,000	5,003,670
5.00%, 11/17/17	60,000	72,450
Freddie Mac:
1.125%, 7/27/12	1,000,000	1,000,649
0.875%, 10/28/13	1,000,000	1,007,453
5.25%, 4/18/16	200,000	234,074
6.75%, 3/15/31	300,000	460,344
Overseas Private Investment Corp., 4.05%, 11/15/14	96,701	99,275
Private Export Funding Corp., 4.55%, 5/15/15	1,132,000	1,261,329
Tennessee Valley Authority, 4.375%, 6/15/15	1,100,000	1,220,875

Total U.S. Government Agencies and Instrumentalities (Cost $12,312,339)		12,628,140

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 10.0%
Fannie Mae:
4.00%, 7/12/12	2,595,000	2,761,648
3.50%, 3/1/22	245,707	259,817
FHLMC Multifamily Structured Pass Through Certificates, 2.776%, 6/25/17	1,112,650	1,162,895

Total U.S. Government Agency Mortgage-Backed Securities (Cost $4,177,548)		4,184,360

U.S. TREASURY - 24.7%
United States Treasury Bonds:
3.125%, 2/15/42	80,000	85,925
3.00%, 5/15/42	2,585,000	2,707,384
United States Treasury Notes:
0.25%, 5/31/14	2,000,000	1,997,500
1.75%, 5/15/22	5,475,000	5,519,485

Total U.S. Treasury (Cost $10,172,310)		10,310,294

TIME DEPOSIT - 8.1%
State Street Bank Time Deposit, 0.128%, 7/2/12	3,383,472	3,383,472

Total Time Deposit (Cost $3,383,472)		3,383,472

SOVEREIGN GOVERNMENT BONDS - 0.9%
Province of Ontario Canada, 2.45%, 6/29/22	400,000	394,816

Total Sovereign Government Bonds (Cost $398,453)		394,816

TOTAL INVESTMENTS (Cost $43,773,222) - 106.1%		44,349,923
Other assets and liabilities, net - (6.1%)		(2,554,740)
NET ASSETS - 100%		$41,795,183

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
2 Year U.S. Treasury Notes	9	9/12	$1,981,688	($1,542)

Sold:
5 Year U.S. Treasury Notes	44	9/12	$5,454,625	($5,727)

(b) This security was valued by the Board of Trustees. See Note A.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:
HFA: Housing Finance Agency/Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
VRDN: Variable Rate Demand Notes

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2012

CORPORATE BONDS - 91.9%	PRINCIPAL AMOUNT	VALUE
99¢ Only Stores, 11.00%, 12/15/19 (e)	$500,000	$540,000
Accellent, Inc., 8.375%, 2/1/17	250,000	253,125
AES Corp., 9.75%, 4/15/16	500,000	592,500
Ally Financial, Inc.:
6.875%, 8/28/12	250,000	251,250
4.50%, 2/11/14	600,000	608,250
Altra Holdings, Inc., 8.125%, 12/1/16	250,000	268,438
American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/17 (e)	180,000	201,150
APL Ltd., 8.00%, 1/15/24 (b)	500,000	305,000
Apria Healthcare Group, Inc., 12.375%, 11/1/14	500,000	473,750
Ashtead Capital, Inc.:
9.00%, 8/15/16 (e)	500,000	518,125
6.50%, 7/15/22 (e)	250,000	250,000
ASIF Global Financing XIX, 4.90%, 1/17/13 (e)	300,000	302,747
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.625%, 3/15/18	250,000	273,750
BE Aerospace, Inc., 6.875%, 10/1/20	500,000	552,500
Beverages & More, Inc., 9.625%, 10/1/14 (e)	500,000	520,000
Boise Paper Holdings LLC/Boise Finance Co., 9.00%, 11/1/17	250,000	276,250
Burger King Corp., 9.875%, 10/15/18	500,000	569,375
Cablevision Systems Corp.:
8.625%, 9/15/17	250,000	278,750
8.00%, 4/15/20	250,000	270,000
Calpine Corp. Escrow (b)*	500,000	—
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.625%, 8/1/20 (e)	500,000	507,500
Carrols Restaurant Group, Inc., 11.25%, 5/15/18 (e)	500,000	525,000
CCO Holdings LLC / CCO Holdings Capital Corp., 7.25%, 10/30/17	500,000	545,000
Cemex Espana Luxembourg, 9.875%, 4/30/19 (e)	182,000	161,298
Cemex SAB de CV, 5.47%, 9/30/15 (e)(r)	250,000	226,000
Central Garden and Pet Co., 8.25%, 3/1/18	250,000	250,625
Chesapeake Energy Corp., 7.625%, 7/15/13	500,000	515,625
Chesapeake Midstream Partners LP / CHKM Finance Corp., 6.125%, 7/15/22	500,000	490,000
Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19	500,000	513,750
CIT Group, Inc.:
5.25%, 4/1/14 (e)	500,000	517,500
4.75%, 2/15/15 (e)	250,000	255,938
5.25%, 3/15/18	350,000	361,375
CKE Restaurants, Inc., 11.375%, 7/15/18	225,000	257,063
Commercial Barge Line Co., 12.50%, 7/15/17	250,000	282,500
Cott Beverages, Inc., 8.375%, 11/15/17	500,000	543,750
CPM Holdings, Inc., 10.625%, 9/1/14	250,000	265,000
Delta Air Lines Pass Through Trust, 6.75%, 5/23/17	250,000	247,500
Dematic SA, 8.75%, 5/1/16 (e)	500,000	523,750
Digicel Group Ltd., 10.50%, 4/15/18 (e)	250,000	261,250
Digicel Ltd., 8.25%, 9/1/17 (e)	250,000	254,375
Discover Financial Services, 5.20%, 4/27/22 (e)	500,000	523,038
DISH DBS Corp., 5.875%, 7/15/22 (e)	500,000	505,000
DuPont Fabros Technology LP, 8.50%, 12/15/17	250,000	275,000
E*Trade Financial Corp., 7.875%, 12/1/15	500,000	507,500
Emdeon, Inc., 11.00%, 12/31/19 (e)	250,000	280,000
Empire Today LLC / Empire Today Finance Corp., 11.375%, 2/1/17 (e)	310,000	313,875
Enterprise Products Operating LLC, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	250,000	267,500
EP Energy LLC / EP Energy Finance, Inc., 6.875%, 5/1/19 (e)	500,000	522,500
Exopack Holding Corp., 10.00%, 6/1/18	500,000	501,250
Ferrellgas LP/Ferrellgas Finance Corp., 9.125%, 10/1/17	500,000	522,500
Fiesta Restaurant Group, Inc., 8.875%, 8/15/16 (e)	500,000	525,000
First Data Corp., 9.875%, 9/24/15	550,000	556,875
Ford Motor Credit Co. LLC:
7.50%, 8/1/12	100,000	100,394
8.70%, 10/1/14	250,000	284,611
4.25%, 2/3/17	150,000	157,234
6.625%, 8/15/17	250,000	284,368
5.875%, 8/2/21	250,000	278,127
Freescale Semiconductor, Inc., 10.125%, 3/15/18 (e)	221,000	241,443
Frontier Communications Corp.:
7.875%, 4/15/15	166,000	182,600
8.25%, 4/15/17	250,000	268,750
9.25%, 7/1/21	250,000	268,750
Global Brass and Copper, Inc., 9.50%, 6/1/19 (e)	500,000	501,250
Goodyear Tire & Rubber Co., 7.00%, 5/15/22	500,000	499,375
Griffon Corp., 7.125%, 4/1/18	250,000	253,750
Grifols, Inc., 8.25%, 2/1/18	500,000	536,250
Halcon Resources Corp., 9.75%, 7/15/20 (e)	500,000	493,230
Hanesbrands, Inc., 8.00%, 12/15/16	250,000	275,312
Harland Clarke Holdings Corp., 9.50%, 5/15/15	850,000	705,500
HCA, Inc.:
6.75%, 7/15/13	500,000	521,250
8.00%, 10/1/18	250,000	280,625
Hercules Offshore, Inc., 7.125%, 4/1/17 (e)	750,000	727,500
Hertz Corp., 6.75%, 4/15/19	500,000	520,000
HOA Restaurant Group LLC / HOA Finance Corp., 11.25%, 4/1/17 (e)	750,000	694,687
INEOS Finance plc, 9.00%, 5/15/15 (e)	500,000	527,500
INEOS Group Holdings SA, 8.50%, 2/15/16 (e)	250,000	229,375
Ingles Markets, Inc., 8.875%, 5/15/17	500,000	544,375
Integra Telecom Holdings, Inc., 10.75%, 4/15/16 (e)	250,000	243,750
Intelsat Jackson Holdings SA:
7.25%, 4/1/19	250,000	262,500
7.25%, 10/15/20 (e)	500,000	525,000
Interactive Data Corp., 10.25%, 8/1/18	500,000	556,250
International Lease Finance Corp.:
4.875%, 4/1/15	250,000	251,237
7.125%, 9/1/18 (e)	250,000	275,625
iPayment, Inc., 10.25%, 5/15/18	750,000	682,500
Jarden Corp., 7.50%, 5/1/17	500,000	560,000
JET Equipment Trust, 7.63%, 8/15/12 (b)(e)(w)*	109,297	109
Kennedy-Wilson, Inc., 8.75%, 4/1/19	500,000	515,000
Kinetic Concepts, Inc., 10.50%, 11/1/18 (e)	500,000	525,000
Koppers, Inc., 7.875%, 12/1/19	500,000	538,750
Kratos Defense & Security Solutions, Inc., 10.00%, 6/1/17	750,000	808,125
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (e)	754,000	720,070
Lawson Software, Inc., 9.375%, 4/1/19 (e)	500,000	533,750
Level 3 Communications, Inc., 11.875%, 2/1/19	250,000	276,875
Level 3 Financing, Inc.:
4.506%, 2/15/15 (r)	250,000	241,250
8.75%, 2/15/17	250,000	260,000
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/1/19 (e)	300,000	294,000
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/1/16 (e)	250,000	250,000
Mastro's Restaurants LLC/RRG Finance Corp., 12.00%, 6/1/17 (e)	500,000	508,750
MGM Resorts International:
6.75%, 9/1/12	500,000	501,250
6.75%, 4/1/13	500,000	511,875
Mylan, Inc., 7.625%, 7/15/17 (e)	250,000	275,000
New Albertsons, Inc., 8.00%, 5/1/31	400,000	310,000
Newfield Exploration Co., 5.625%, 7/1/24	500,000	511,250
NII Capital Corp., 8.875%, 12/15/19	500,000	453,125
Novelis, Inc., 8.375%, 12/15/17	500,000	535,000
Offshore Group Investments Ltd.:
11.50%, 8/1/15	750,000	813,750
11.50%, 8/1/15 (e)	250,000	271,250
OGX Austria GmbH, 8.375%, 4/1/22 (e)	500,000	431,250
OSI Restaurant Partners LLC, 10.00%, 6/15/15	500,000	514,380
Overseas Shipholding Group, Inc., 8.125%, 3/30/18	500,000	338,750
Packaging Dynamics Corp., 8.75%, 2/1/16 (e)	650,000	682,500
Petco Animal Supplies, Inc., 9.25%, 12/1/18 (e)	500,000	546,250
Post Holdings, Inc., 7.375%, 2/15/22 (e)	500,000	527,500
Prospect Medical Holdings, Inc., 8.375%, 5/1/19 (e)	500,000	491,250
Reliance Intermediate Holdings LP, 9.50%, 12/15/19 (e)	250,000	275,000
Rexel SA, 6.125%, 12/15/19 (e)	200,000	201,500
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC:
7.125%, 4/15/19 (e)	500,000	523,750
9.00%, 4/15/19 (e)	250,000	249,375
9.875%, 8/15/19 (e)	250,000	259,375
Rite Aid Corp., 9.25%, 3/15/20 (e)	500,000	500,000
Scientific Games International, Inc., 7.875%, 6/15/16 (e)	250,000	260,000
Seagate Technology International, 10.00%, 5/1/14 (e)	250,000	277,500
Sealed Air Corp., 8.125%, 9/15/19 (e)	250,000	278,750
ServiceMaster Co., 8.00%, 2/15/20	250,000	272,188
SM Energy Co., 6.50%, 1/1/23 (e)	500,000	503,750
Sophia LP / Sophia Finance, Inc., 9.75%, 1/15/19 (e)	250,000	265,625
Spencer Spirit Holdings, Inc., 11.00%, 5/1/17 (e)	850,000	879,750
Sprint Nextel Corp.:
6.00%, 12/1/16	500,000	478,750
7.00%, 3/1/20 (e)	500,000	520,000
Standard Pacific Corp., 10.75%, 9/15/16	250,000	295,000
STATS ChipPAC Ltd., 7.50%, 8/12/15 (e)	500,000	535,000
SunGard Data Systems, Inc., 10.25%, 8/15/15	250,000	256,875
Syniverse Holdings, Inc., 9.125%, 1/15/19	250,000	271,250
Telefonica Emisiones SAU:
0.796%, 2/4/13 (r)	500,000	490,003
3.992%, 2/16/16	250,000	223,494
The Gap, Inc., 5.95%, 4/12/21	250,000	259,127
Triumph Group, Inc., 8.625%, 7/15/18	250,000	277,500
TRW Automotive, Inc., 8.875%, 12/1/17 (e)	250,000	275,625
UCI International, Inc., 8.625%, 2/15/19	250,000	251,563
UR Merger Sub Corp.:
10.875%, 6/15/16	250,000	280,937
9.25%, 12/15/19	250,000	277,500
7.375%, 5/15/20 (e)	500,000	522,500
Videotron Ltd., 9.125%, 4/15/18	500,000	547,500
Virgin Media Finance plc:
9.50%, 8/15/16	104,000	115,960
5.25%, 2/15/22	250,000	255,625
Visant Corp., 10.00%, 10/1/17	750,000	744,375
Wind Acquisition Finance SA:
7.25%, 2/15/18 (e)	500,000	437,500
7.25%, 2/15/18 (e)	250,000	217,500
Windsor Petroleum Transport Corp., 7.84%, 1/15/21 (e)	682,230	465,574
Windstream Corp., 7.75%, 10/15/20	250,000	265,000

Total Corporate Bonds (Cost $57,390,245)		59,039,695

FLOATING RATE LOANS(d)- 0.8%
Chesapeake Energy Corp., 7.4606%, 12/2/17 (r)	500,000	495,235

Total Floating Rate Loans (Cost $485,187)		495,235

TIME DEPOSIT - 7.8%
State Street Bank Time Deposit, 0.128%, 7/2/12	5,000,894	5,000,894

Total Time Deposit (Cost $5,000,894)		5,000,894

EQUITY SECURITIES - 0.0%	SHARES
Avado Brands, Inc. (b)*	9,462	—
Intermet Corp. (b)*	6,346	—
Paging Network Do Brazil Holding Co. LLC, Class B (b)(e)*	1,000	—

Total Equity Securities (Cost $282,378)		—

TOTAL INVESTMENTS (Cost $63,158,704) - 100.5%		64,535,824
Other assets and liabilities, net - (0.5%)		(338,624)
NET ASSETS - 100%		$64,197,200

(b) This security was valued by the Board of Trustees. See Note A.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at period end. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(w) Security is in default and is no longer accruing interest.

* Non-income producing security.

Abbreviations:
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2012

ASSET-BACKED SECURITIES - 1.7%	PRINCIPAL AMOUNT	VALUE
AmeriCredit Automobile Receivables Trust:
3.04%, 10/15/13	$277,058	$277,409
5.239%, 1/6/15 (r)	927,469	941,210
Bear Stearns Asset Backed Securities Trust:
0.465%, 12/25/35 (r)	4,489,406	4,352,075
0.365%, 4/25/37 (r)	759,923	750,067
Capital Auto Receivables Asset Trust, 6.51%, 2/18/14 (e)	5,839,575	5,853,682
CPS Auto Trust:
6.48%, 7/15/13 (e)	2,464,746	2,476,759
5.60%, 1/15/14 (e)	1,245,002	1,246,955
DT Auto Owner Trust:
0.96%, 1/15/14 (e)	3,274,979	3,274,357
1.40%, 8/15/14 (e)	2,747,100	2,750,305
Franklin Auto Trust, 7.16%, 5/20/16 (e)	5,147,953	5,194,408
Marlin Leasing Receivables LLC, 2.44%, 1/15/16 (e)	827,022	830,260
Santander Consumer Acquired Receivables Trust, 0.91%, 11/15/13 (e)	266,356	266,367
Santander Drive Auto Receivables Trust, 1.37%, 8/15/13 (e)	4,722,528	4,725,308

Total Asset-Backed Securities (Cost $33,259,839)		32,939,162

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.4%
Banc of America Mortgage Securities, Inc., 6.25%, 10/25/36	1,372,897	229,228
Chase Mortgage Finance Corp.:
2.895%, 2/25/37 (r)	2,769,868	2,579,331
2.942%, 2/25/37 (r)	390,781	383,591
2.985%, 2/25/37 (r)	854,016	822,350
CS First Boston Mortgage Securities Corp., 5.25%, 12/25/35	1,066,656	1,063,368
GMAC Mortgage Corp. Loan Trust, 5.50%, 10/25/33	1,294,037	1,312,173
JP Morgan Mortgage Trust, 3.414%, 7/25/35 (r)	340,210	339,699
WaMu Mortgage Pass Through Certificates, 2.466%, 1/25/36 (r)	515,156	446,214

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $6,949,383)		7,175,954

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.2%
Asset Securitization Corp., 7.179%, 2/14/43 (r)	285,159	285,883
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
5.736%, 6/10/39 (r)	1,847,583	1,976,868
4.576%, 7/10/42	1,151,980	1,157,517
4.783%, 7/10/43 (r)	884,617	884,393
Commercial Mortgage Asset Trust, 7.35%, 1/17/32 (r)	8,022,000	8,519,212
Commercial Mortgage Pass Through Certificates, 5.234%, 7/10/37 (r)	3,021,777	3,095,931
Credit Suisse First Boston Mortgage Securities Corp.:
4.597%, 3/15/35	1,644,898	1,664,893
4.94%, 12/15/35	3,684,292	3,705,248
6.133%, 4/15/37	38,725	38,804
3.936%, 5/15/38	12,381,425	12,566,019
GE Capital Commercial Mortgage Corp.:
4.996%, 12/10/37	6,127,900	6,151,517
6.024%, 12/10/37 (e)(r)	3,000,000	3,007,683
4.692%, 11/10/38 (r)	2,000,000	2,051,500
JP Morgan Chase Commercial Mortgage Securities Corp., 5.299%, 6/12/41 (r)	1,031,165	1,040,201
Morgan Stanley Capital I, Inc., 5.007%, 1/14/42	1,088,067	1,087,314
Morgan Stanley Dean Witter Capital I:
6.55%, 7/15/33	7,480,000	7,695,813
5.08%, 9/15/37	3,847,008	3,875,237
Wachovia Bank Commercial Mortgage Trust, 4.566%, 4/15/35	24,721,251	25,115,827

Total Commercial Mortgage-Backed Securities (Cost $85,512,643)		83,919,860

CORPORATE BONDS - 87.2%
99¢ Only Stores, 11.00%, 12/15/19 (e)	1,500,000	1,620,000
Affiliated Computer Services, Inc., 5.20%, 6/1/15	3,000,000	3,226,974
Alcoa, Inc., 5.55%, 2/1/17	5,000,000	5,457,950
Alliance Mortgage Investments, Inc.:
12.61%, 6/1/10 (b)(r)(x)*	385,345	—
15.36%, 12/1/10 (b)(r)(x)*	259,801	—
Ally Financial, Inc.:
6.875%, 8/28/12	10,948,000	11,002,740
1.75%, 10/30/12	3,970,000	3,989,382
0.468%, 12/19/12 (r)	3,360,000	3,364,963
4.50%, 2/11/14	875,000	887,031
America Movil SAB de CV, 2.375%, 9/8/16	2,250,000	2,308,277
American Express Credit Corp.:
1.568%, 6/12/15 (r)	2,500,000	2,525,255
2.80%, 9/19/16	2,300,000	2,399,280
2.375%, 3/24/17	10,000,000	10,249,320
American International Group, Inc.:
4.25%, 5/15/13	9,081,000	9,262,293
4.25%, 9/15/14	4,000,000	4,145,320
3.00%, 3/20/15	3,000,000	3,015,159
5.05%, 10/1/15	3,650,000	3,874,041
5.60%, 10/18/16	2,000,000	2,174,754
American Tower Corp.:
4.50%, 1/15/18	2,420,000	2,557,974
5.90%, 11/1/21	3,500,000	3,894,849
Amgen, Inc.:
1.875%, 11/15/14	2,000,000	2,031,042
2.50%, 11/15/16	1,550,000	1,610,450
Anadarko Petroleum Corp.:
5.75%, 6/15/14	10,000	10,748
6.375%, 9/15/17	2,400,000	2,787,922
Anheuser-Busch InBev Worldwide, Inc., 1.192%, 3/26/13 (r)	9,201,000	9,249,020
ANZ National International Ltd., 1.468%, 12/20/13 (e)(r)	5,000,000	4,979,595
Apache Corp., 1.75%, 4/15/17	1,000,000	1,019,792
APL Ltd., 8.00%, 1/15/24 (b)	3,915,000	2,388,150
ArcelorMittal:
3.75%, 2/25/15	2,000,000	2,027,366
4.50%, 2/25/17	3,000,000	2,954,124
Asciano Finance Ltd., 5.00%, 4/7/18 (e)	5,940,000	6,204,740
Ashtead Capital, Inc., 9.00%, 8/15/16 (e)	3,080,000	3,191,650
ASIF Global Financing XIX, 4.90%, 1/17/13 (e)	8,000,000	8,073,248
AT&T, Inc.:
0.875%, 2/13/15	5,000,000	4,996,265
2.50%, 8/15/15	3,000,000	3,123,030
2.95%, 5/15/16	6,000,000	6,355,044
2.40%, 8/15/16	8,000,000	8,311,624
3.875%, 8/15/21	2,000,000	2,178,518
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	350,000	—
Bank of America Corp.:
4.875%, 1/15/13	8,500,000	8,640,632
2.019%, 7/11/14 (r)	16,619,000	16,358,082
0.798%, 9/15/14 (r)	1,400,000	1,336,601
4.50%, 4/1/15	2,000,000	2,061,526
3.875%, 3/22/17	14,950,000	15,229,520
5.70%, 1/24/22	7,000,000	7,709,058
Bank of America NA, 5.30%, 3/15/17	7,000,000	7,287,910
Bank of Montreal, 1.95%, 1/30/18 (e)	7,600,000	7,819,625
Bank of New York Mellon Corp.:
1.70%, 11/24/14	7,200,000	7,321,306
2.40%, 1/17/17	2,000,000	2,064,932
1.969%, 6/20/17 (r)	3,000,000	3,035,205
Bank of Nova Scotia:
2.55%, 1/12/17	5,000,000	5,194,970
1.95%, 1/30/17 (e)	2,000,000	2,058,596
Baxter International, Inc., 1.85%, 1/15/17	4,000,000	4,087,372
Becton Dickinson and Co., 1.75%, 11/8/16	2,000,000	2,044,594
BellSouth Corp., 4.02%, 4/26/13 (e)	7,800,000	7,996,927
Berkshire Hathaway Finance Corp., 1.60%, 5/15/17	5,000,000	5,034,815
Berkshire Hathaway, Inc., 1.90%, 1/31/17	3,000,000	3,059,334
BHP Billiton Finance USA Ltd.:
1.125%, 11/21/14	5,000,000	5,029,220
1.875%, 11/21/16	5,000,000	5,121,720
1.625%, 2/24/17	4,000,000	4,027,484
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)	8,869,000	9,356,795
BP Capital Markets plc:
1.092%, 12/6/13 (r)	7,000,000	7,057,904
1.846%, 5/5/17	5,000,000	5,049,730
Burger King Corp., 9.875%, 10/15/18	1,500,000	1,708,125
Canadian Imperial Bank of Commerce, 2.75%, 1/27/16 (e)	4,940,000	5,242,960
Cantor Fitzgerald LP:
6.375%, 6/26/15 (e)	8,835,000	8,910,963
7.875%, 10/15/19 (e)	11,550,000	11,400,739
Capital One Capital VI, 8.875%, 5/15/40	2,587,000	2,629,039
Capital One Financial Corp.:
1.617%, 7/15/14 (r)	5,000,000	4,968,765
2.15%, 3/23/15	3,500,000	3,527,282
3.15%, 7/15/16	8,000,000	8,284,800
6.15%, 9/1/16	3,800,000	4,248,297
Carrols Restaurant Group, Inc., 11.25%, 5/15/18 (e)	1,500,000	1,575,000
Caterpillar Financial Services Corp., 1.125%, 12/15/14	5,000,000	5,043,380
Cemex Espana Luxembourg, 9.875%, 4/30/19 (e)	7,781,000	6,895,911
Cemex SAB de CV, 5.47%, 9/30/15 (e)(r)	12,100,000	10,938,400
CenturyLink, Inc., 7.875%, 8/15/12	5,400,000	5,438,054
CF Industries, Inc., 7.125%, 5/1/20	6,298,000	7,667,815
Chesapeake Energy Corp., 7.625%, 7/15/13	10,850,000	11,189,062
CIT Group, Inc.:
5.25%, 4/1/14 (e)	2,750,000	2,846,250
4.75%, 2/15/15 (e)	2,925,000	2,994,469
5.00%, 5/15/17	2,000,000	2,060,000
5.25%, 3/15/18	1,500,000	1,548,750
Citigroup, Inc.:
5.50%, 4/11/13	5,000,000	5,141,385
2.467%, 8/13/13 (r)	13,300,000	13,392,395
0.593%, 3/7/14 (r)	13,750,000	13,335,011
2.65%, 3/2/15	5,500,000	5,499,329
4.75%, 5/19/15	4,000,000	4,198,564
4.587%, 12/15/15	4,000,000	4,184,304
3.953%, 6/15/16	9,000,000	9,221,922
4.45%, 1/10/17	11,500,000	12,054,794
CNPC HK Overseas Capital Ltd., 3.125%, 4/28/16 (e)	6,000,000	6,177,636
Colgate-Palmolive Co., 1.30%, 1/15/17	3,425,000	3,468,696
Crown Castle Towers LLC:
3.214%, 8/15/35 (e)	3,000,000	3,051,015
5.495%, 1/15/37 (e)	4,000,000	4,439,752
4.174%, 8/15/37 (e)	5,500,000	5,813,390
4.883%, 8/15/40 (e)	2,960,000	3,213,719
CVS Pass-Through Trust:
5.789%, 1/10/26 (e)	5,242,239	5,759,910
6.036%, 12/10/28	12,252,499	13,818,491
Daimler Finance North America LLC:
1.071%, 3/28/14 (e)(r)	8,000,000	7,981,056
1.875%, 9/15/14 (e)	1,500,000	1,508,006
2.625%, 9/15/16 (e)	3,000,000	3,087,123
DDR Corp., 4.75%, 4/15/18	8,265,000	8,572,417
Delta Air Lines Pass Through Trust, 6.75%, 5/23/17	2,750,000	2,722,500
Deutsche Telekom International Finance BV, 2.25%, 3/6/17 (e)	4,000,000	3,952,468
Devon Energy Corp., 1.875%, 5/15/17	2,000,000	2,000,352
Discover Bank, 8.70%, 11/18/19	8,890,000	11,044,918
Discover Financial Services:
6.45%, 6/12/17	4,175,000	4,684,329
5.20%, 4/27/22 (e)	2,000,000	2,092,152
DISH DBS Corp., 4.625%, 7/15/17 (e)	3,000,000	3,003,750
Dow Chemical Co., 4.125%, 11/15/21	2,500,000	2,681,507
Dr Pepper Snapple Group, Inc., 2.60%, 1/15/19	3,000,000	3,046,947
Duke Energy Carolinas LLC, 1.75%, 12/15/16	3,000,000	3,076,317
Duke Realty LP:
5.875%, 8/15/12	4,171,000	4,190,483
6.25%, 5/15/13	7,967,000	8,234,285
Eastman Chemical Co., 2.40%, 6/1/17	2,000,000	2,021,188
Ecolab, Inc., 3.00%, 12/8/16	5,000,000	5,271,310
EI du Pont de Nemours & Co., 0.161%, 12/27/39 (r)	1,600,000	1,584,146
Enterprise Products Operating LLC, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	22,305,000	23,866,350
Equity One, Inc., 6.25%, 12/15/14	5,500,000	5,890,489
ERP Operating LP, 5.25%, 9/15/14	6,811,000	7,337,756
Express Scripts Holding Co.:
2.75%, 11/21/14 (e)	2,500,000	2,553,485
2.10%, 2/12/15 (e)	3,000,000	3,029,331
FBG Finance Ltd., 5.125%, 6/15/15 (e)	6,150,000	6,742,325
FIA Card Services NA, 7.125%, 11/15/12	5,165,000	5,261,575
Fifth Third Bank, 0.576%, 5/17/13 (r)	12,515,000	12,469,808
First Niagara Financial Group, Inc., 6.75%, 3/19/20	1,500,000	1,700,874
FMG Resources August 2006 Pty. Ltd., 7.00%, 11/1/15 (e)	2,700,000	2,754,000
Ford Motor Credit Co. LLC:
7.50%, 8/1/12	3,000,000	3,011,829
3.875%, 1/15/15	3,000,000	3,089,442
2.75%, 5/15/15	4,000,000	4,032,456
4.207%, 4/15/16 (e)	36,750,000	38,160,391
3.984%, 6/15/16 (e)	4,000,000	4,119,636
4.25%, 2/3/17	7,350,000	7,704,476
3.00%, 6/12/17	3,000,000	2,983,473
Foster's Finance Corp., 4.875%, 10/1/14 (e)	8,880,000	9,505,703
Four Fishers LLC VRDN, 0.45%, 4/1/24 (r)	4,490,000	4,490,000
Freeport-McMoRan Copper & Gold, Inc.:
1.40%, 2/13/15	4,000,000	3,986,344
2.15%, 3/1/17	3,000,000	2,957,841
Frontier Communications Corp., 6.25%, 1/15/13	6,300,000	6,429,937
General Electric Capital Corp.:
1.166%, 4/24/14 (r)	5,000,000	5,000,030
2.15%, 1/9/15	3,000,000	3,050,556
2.95%, 5/9/16	5,000,000	5,159,655
3.35%, 10/17/16	7,000,000	7,373,849
5.40%, 2/15/17	2,000,000	2,275,270
2.30%, 4/27/17	9,000,000	9,060,849
General Electric Capital Corp. / LJ VP Holdings LLC, 3.80%, 6/18/19 (e)	5,000,000	5,045,310
Georgia-Pacific LLC, 8.25%, 5/1/16 (e)	2,900,000	3,194,562
Gilead Sciences, Inc.:
2.40%, 12/1/14	2,000,000	2,061,258
3.05%, 12/1/16	3,000,000	3,167,121
Glitnir Banki HF:
2.95%, 10/15/08 (y)*	10,440,000	2,792,700
3.046%, 4/20/10 (b)(e)(r)(y)*	10,830,000	2,897,025
3.226%, 1/21/11 (b)(e)(r)(y)*	1,000,000	267,500
6.33%, 7/28/11 (b)(e)(y)*	180,000	48,150
Goldman Sachs Group, Inc.:
5.45%, 11/1/12	3,000,000	3,043,509
6.00%, 5/1/14	3,100,000	3,276,254
1.061%, 9/29/14 (r)	3,000,000	2,881,083
5.35%, 1/15/16	10,000,000	10,500,040
3.625%, 2/7/16	4,300,000	4,300,473
5.75%, 10/1/16	10,000,000	10,687,090
Great River Energy, 5.829%, 7/1/17 (e)	13,552,619	14,472,977
H&E Equipment Services, Inc., 8.375%, 7/15/16	3,035,000	3,129,844
Harley-Davidson Funding Corp., 5.25%, 12/15/12 (e)	7,325,000	7,445,606
Hartford Financial Services Group, Inc., 4.00%, 10/15/17	5,000,000	5,020,740
HCA, Inc.:
6.30%, 10/1/12	5,000,000	5,050,000
6.25%, 2/15/13	14,384,000	14,707,640
Health Care REIT, Inc., 3.625%, 3/15/16	1,000,000	1,027,991
Hercules Offshore, Inc., 7.125%, 4/1/17 (e)	3,000,000	2,910,000
Hewlett-Packard Co.:
2.018%, 9/19/14 (r)	8,000,000	8,090,096
2.20%, 12/1/15	4,816,000	4,831,074
HSBC Bank plc:
1.625%, 8/12/13 (e)	4,395,000	4,415,577
1.266%, 1/17/14 (e)(r)	9,500,000	9,520,672
HSBC USA, Inc., 2.375%, 2/13/15	2,000,000	2,022,796
Hyundai Capital Services, Inc., 3.50%, 9/13/17 (e)	3,000,000	3,025,302
INEOS Finance plc, 7.50%, 5/1/20 (e)	1,000,000	1,007,500
International Business Machines Corp.:
0.875%, 10/31/14	3,500,000	3,516,803
0.55%, 2/6/15	5,000,000	4,967,555
1.95%, 7/22/16	5,000,000	5,143,495
International Lease Finance Corp.:
6.50%, 9/1/14 (e)	5,000,000	5,275,000
4.875%, 4/1/15	4,750,000	4,773,508
Interpublic Group of Cos, Inc., 10.00%, 7/15/17	6,230,000	7,039,900
Irwin Land LLC:
4.51%, 12/15/15 (e)	835,000	845,329
5.03%, 12/15/25 (e)	900,000	927,576
Jefferies Group, Inc., 5.125%, 4/13/18	2,500,000	2,425,000
John Deere Capital Corp.:
1.25%, 12/2/14	1,860,000	1,884,565
2.00%, 1/13/17	4,000,000	4,125,964
JPMorgan Chase & Co.:
4.75%, 3/1/15	3,000,000	3,211,938
1.593%, 9/22/15 (r)	14,500,000	14,336,353
3.15%, 7/5/16	8,000,000	8,227,232
JPMorgan Chase Capital XXV, 6.80%, 10/1/37	14,231,000	14,230,929
KeyBank, 5.80%, 7/1/14	7,500,000	8,039,895
Kinder Morgan Energy Partners LP:
3.50%, 3/1/16	5,000,000	5,286,410
4.15%, 3/1/22	2,000,000	2,056,052
Kraft Foods Group, Inc.:
1.625%, 6/4/15 (e)	1,000,000	1,010,579
2.25%, 6/5/17 (e)	2,000,000	2,047,756
Kraft Foods, Inc., 1.344%, 7/10/13 (r)	10,000,000	10,036,070
Leucadia National Corp., 8.125%, 9/15/15	4,200,000	4,709,250
Liberty Property LP, 6.375%, 8/15/12	3,000,000	3,019,836
LL & P Wind Energy, Inc. Washington Revenue Bonds:
5.217%, 12/1/12 (e)	910,000	914,122
5.733%, 12/1/17 (e)	2,000,000	1,991,440
Lockheed Martin Corp., 2.125%, 9/15/16	2,000,000	2,047,246
Lowe's Co.'s, Inc., 1.625%, 4/15/17	1,000,000	1,007,413
Lumbermens Mutual Casualty Co., 8.30%, 12/1/37 (e)(m)*	300,000	750
LyondellBasell Industries NV, 5.00%, 4/15/19 (e)	2,000,000	2,097,500
Manufacturers & Traders Trust Co., 1.968%, 4/1/13 (r)	1,400,000	1,400,000
Marriott International, Inc., 5.625%, 2/15/13	5,000,000	5,136,860
Masco Corp.:
5.875%, 7/15/12	5,690,000	5,694,267
4.80%, 6/15/15	10,500,000	10,788,487
5.85%, 3/15/17	3,010,000	3,155,199
Mastro's Restaurants LLC/RRG Finance Corp., 12.00%, 6/1/17 (e)	4,000,000	4,070,000
Merrill Lynch & Co., Inc.:
6.05%, 8/15/12	2,500,000	2,513,750
5.70%, 5/2/17	5,000,000	5,145,640
6.40%, 8/28/17	5,000,000	5,438,750
MetLife Institutional Funding II, 1.368%, 4/4/14 (e)(r)	10,000,000	10,048,490
MGM Resorts International:
6.75%, 9/1/12	10,000,000	10,025,000
6.75%, 4/1/13	2,000,000	2,047,500
Molson Coors Brewing Co., 2.00%, 5/1/17	1,000,000	1,009,142
Morgan Stanley:
0.769%, 1/9/14 (r)	3,000,000	2,853,147
3.80%, 4/29/16	5,000,000	4,844,010
6.25%, 8/28/17	22,200,000	22,914,640
Nationwide Health Properties, Inc.:
6.25%, 2/1/13	14,629,000	15,024,173
6.90%, 10/1/37	8,890,000	10,105,476
6.59%, 7/7/38	1,300,000	1,406,188
NBCUniversal Media LLC, 2.875%, 4/1/16	5,000,000	5,213,540
New York Life Global Funding, 1.65%, 5/15/17 (e)	3,050,000	3,041,335
Noble Holding International Ltd., 2.50%, 3/15/17	2,000,000	2,030,956
North Fork Bancorporation, Inc., 5.875%, 8/15/12	6,375,000	6,404,899
Northwest University VRDN, 0.33%, 9/1/18 (r)	3,000,000	3,000,000
Offshore Group Investments Ltd.:
11.50%, 8/1/15	500,000	542,500
11.50%, 8/1/15 (e)	2,750,000	2,983,750
OGX Austria GmbH, 8.375%, 4/1/22 (e)	2,000,000	1,725,000
Overseas Shipholding Group, Inc., 8.125%, 3/30/18	3,000,000	2,032,500
Penske Truck Leasing Co. LP / PTL Finance Corp.:
3.125%, 5/11/15 (e)	2,000,000	2,011,960
3.75%, 5/11/17 (e)	3,000,000	3,023,616
Pernod-Ricard SA:
2.95%, 1/15/17 (e)	5,000,000	5,061,230
4.25%, 7/15/22 (e)	2,000,000	2,050,930
Pioneer Natural Resources Co., 5.875%, 7/15/16	22,450,000	24,952,546
Plains All American Pipeline LP / PAA Finance Corp., 4.25%, 9/1/12	8,000,000	8,036,448
PNC Funding Corp., 5.625%, 2/1/17	2,700,000	3,004,185
Procter & Gamble - ESOP, 0.177%, 11/15/39 (r)	1,000,000	999,036
Prudential Covered Trust, 2.997%, 9/30/15 (e)	2,000,000	2,031,668
Rio Tinto Finance USA plc:
1.125%, 3/20/15	3,000,000	3,006,741
2.00%, 3/22/17	7,000,000	7,135,863
Royal Bank of Canada:
1.45%, 10/30/14	7,000,000	7,088,795
3.125%, 4/14/15 (e)	7,100,000	7,519,205
Ryder System, Inc., 3.15%, 3/2/15	4,000,000	4,128,536
SABMiller Holdings, Inc., 2.45%, 1/15/17 (e)	22,000,000	22,676,236
Safeway, Inc.:
1.968%, 12/12/13 (r)	9,000,000	9,026,901
3.40%, 12/1/16	2,000,000	2,036,806
Sanofi, 1.20%, 9/30/14	2,000,000	2,022,666
SBA Tower Trust, 4.254%, 4/15/40 (e)	13,440,000	14,055,807
Simon Property Group LP:
5.25%, 12/1/16	2,000,000	2,247,848
2.80%, 1/30/17	5,000,000	5,147,025
SLM Corp., 5.375%, 1/15/13	5,000,000	5,093,670
Spencer Spirit Holdings, Inc., 11.00%, 5/1/17 (e)	12,460,000	12,896,100
SSIF Nevada LP, 1.167%, 4/14/14 (e)(r)	41,240,000	40,963,527
St. Jude Medical, Inc., 2.50%, 1/15/16	920,000	955,649
Stadshypotek AB, 1.011%, 9/30/13 (e)(r)	13,940,000	13,931,427
Steel Dynamics, Inc., 7.375%, 11/1/12	3,000,000	3,030,000
SunTrust Bank, 0.757%, 8/24/15 (r)	5,650,000	5,273,252
SunTrust Banks, Inc., 3.50%, 1/20/17	2,500,000	2,588,068
Symantec Corp.:
2.75%, 9/15/15	2,710,000	2,784,937
2.75%, 6/15/17	5,000,000	5,022,445
TD Ameritrade Holding Corp., 2.95%, 12/1/12	3,250,000	3,275,165
Telefonica Emisiones SAU:
0.796%, 2/4/13 (r)	12,800,000	12,544,077
2.582%, 4/26/13	3,275,000	3,226,052
3.992%, 2/16/16	16,770,000	14,991,994
TESCO plc, 2.00%, 12/5/14 (e)	3,000,000	3,030,744
Teva Pharmaceutical Finance IV LLC, 1.70%, 11/10/14	2,000,000	2,040,544
The Coca-Cola Co., 1.80%, 9/1/16	930,000	955,182
The Gap, Inc., 5.95%, 4/12/21	8,000,000	8,292,064
TIERS Trust, 8.45%, 12/1/17 (b)(e)(n)*	658,859	659
Time Warner Cable, Inc., 4.00%, 9/1/21	5,000,000	5,254,260
Time Warner, Inc., 3.40%, 6/15/22	3,000,000	3,025,209
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/43 (b)(e)	131,530,000	15,099,644
2/15/45 (b)(e)	128,378,801	20,155,472
Toronto-Dominion Bank:
0.646%, 7/26/13 (r)	13,000,000	13,027,144
0.767%, 7/14/14 (r)	2,000,000	2,007,540
2.20%, 7/29/15 (e)	7,000,000	7,284,466
Total Capital International SA, 1.55%, 6/28/17	3,000,000	3,007,026
Toyota Motor Credit Corp., 2.05%, 1/12/17	7,600,000	7,768,241
United Air Lines, Inc., 12.75%, 7/15/12	4,834,903	4,846,990
United Technologies Corp., 1.80%, 6/1/17	2,000,000	2,042,476
UnitedHealth Group, Inc., 1.875%, 11/15/16	2,000,000	2,047,650
US Bank, 3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	43,479,000	45,425,729
Ventas Realty LP / Ventas Capital Corp., 4.00%, 4/30/19	2,000,000	2,050,988
Verizon Communications, Inc.:
1.25%, 11/3/14	2,500,000	2,530,758
2.00%, 11/1/16	10,000,000	10,233,350
Viacom, Inc., 2.50%, 12/15/16	2,000,000	2,070,724
Visant Corp., 10.00%, 10/1/17	1,750,000	1,736,875
Volkswagen International Finance NV, 1.078%, 4/1/14 (e)(r)	5,000,000	4,989,670
Wachovia Capital Trust III, 5.57%, 12/31/49 (r)	38,087,000	36,373,085
Wal-Mart Stores, Inc. Pass Through Trust, 8.07%, 12/21/12	6,444	6,549
Walt Disney Co.:
0.875%, 12/1/14	3,950,000	3,974,387
1.125%, 2/15/17	3,000,000	2,988,453
Wells Fargo & Co., 1.381%, 6/26/15 (r)	4,200,000	4,206,216
Willis North America, Inc., 5.625%, 7/15/15	14,261,000	15,472,743
Wind Acquisition Finance SA:
7.25%, 2/15/18 (e)	1,500,000	1,312,500
7.25%, 2/15/18 (e)	2,000,000	1,740,000
Windsor Petroleum Transport Corp., 7.84%, 1/15/21 (e)	22,311,658	15,226,145
Xerox Corp.:
4.25%, 2/15/15	2,750,000	2,915,698
2.95%, 3/15/17	3,000,000	3,033,981
Xstrata Finance Canada Ltd., 2.85%, 11/10/14 (e)	2,500,000	2,547,528
Yara International ASA, 5.25%, 12/15/14 (e)	5,250,000	5,626,903
Zimmer Holdings, Inc., 1.40%, 11/30/14	4,000,000	4,010,740

Total Corporate Bonds (Cost $1,727,679,695)		1,736,902,405

MUNICIPAL OBLIGATIONS - 1.4%
Albany New York IDA Civic Facilities Revenue VRDN, 0.59%, 5/1/27 (r)	1,965,000	1,965,000
Butler Pennsylvania Redevelopment Authority Tax Allocation Bonds, 5.25%, 12/1/13	320,000	323,507
California HFA Revenue VRDN, 0.16%, 8/1/33 (r)	1,447,000	1,447,000
California Statewide Communities Development Authority MFH Revenue VRDN, 0.18%, 10/15/34 (r)	1,700,000	1,700,000
California Statewide Communities Development Authority Revenue Bonds, Zero Coupon, 6/1/13	3,190,000	3,088,398
Canyon Texas Regional Water Authority Revenue Bonds, 5.70%, 8/1/12	165,000	165,416
Corte Madera California COPs, 5.447%, 2/1/16	790,000	801,084
Frisco Texas Economic Development Corp. Sales Tax Revenue Bonds, 5.619%, 2/15/17	755,000	787,790
Midpeninsula California Regional Open Space District Financing Authority Revenue Bonds, 5.15%, 9/1/12	200,000	200,880
Nevada Housing Division Revenue VRDN, 0.18%, 4/15/39 (r)	2,300,000	2,300,000
New Britain Connecticut GO Revenue VRDN, 0.32%, 2/1/26 (r)	2,600,000	2,600,000
New York State HFA Revenue VRDN, 0.17%, 5/15/34 (r)	1,500,000	1,500,000
Oakland City California PO Revenue Bonds, Zero Coupon, 12/15/12	1,680,000	1,653,422
Rural Electric Cooperative Grantor Trust Certificates VRDN, 0.29%, 12/18/17 (r)	4,255,000	4,255,000
San Francisco California City & County Redevelopment Agency Revenue VRDN, 0.16%, 6/15/34 (r)	2,000,000	2,000,000
South Bend County Indiana Economic Development Income Tax Revenue Bonds, 5.20%, 2/1/14	685,000	716,044
Stanislaus County California Revenue Bonds, 7.15%, 8/15/13	205,000	208,266
Tarrant County Texas Industrial Development Corp. Revenue VRDN, 0.30%, 9/1/27 (r)	1,310,000	1,310,000

Total Municipal Obligations (Cost $26,868,406)		27,021,807

FLOATING RATE LOANS(d)- 1.0%
Chesapeake Energy Corp., 7.4606%, 12/2/17 (r)	14,500,000	14,361,800
Clear Channel Communications, Inc., 3.673%, 1/29/16 (r)	5,936,364	4,711,063

Total Floating Rate Loans (Cost $19,746,288)		19,072,863

SOVEREIGN GOVERNMENT BONDS - 1.1%
Province of Ontario Canada:
2.30%, 5/10/16	5,000,000	5,216,265
1.60%, 9/21/16	12,100,000	12,318,030
3.00%, 7/16/18	5,000,000	5,370,085

Total Sovereign Government Bonds (Cost $22,466,860)		22,904,380

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.1%
COP I LLC, 3.613%, 12/5/21	2,483,916	2,689,684

Total U.S. Government Agencies and Instrumentalities (Cost $2,483,916)		2,689,684

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 1.2%
Fannie Mae, 4.00%, 7/12/12	22,200,000	23,625,657
Ginnie Mae, 5.50%, 5/20/32	491,591	6,543

Total U.S. Government Agency Mortgage-Backed Securities (Cost $23,610,102)		23,632,200

U.S. TREASURY - 0.5%
United States Treasury Notes:
0.25%, 5/31/14	7,300,000	7,290,875
0.25%, 5/15/15	915,000	910,997
1.75%, 5/15/22	2,400,000	2,419,500

Total U.S. Treasury (Cost $10,634,612)		10,621,372

TIME DEPOSIT - 1.3%
State Street Bank Time Deposit, 0.128%, 7/2/12	25,043,819	25,043,819

Total Time Deposit (Cost $25,043,819)		25,043,819

EQUITY SECURITIES - 0.4%	SHARES
CoBank ACB, Preferred (e)*	5,300	3,582,469
Woodbourne Capital:
Trust I, Preferred (b)(e)	2,125,000	865,300
Trust II, Preferred (b)(e)	2,125,000	865,300
Trust III, Preferred (b)(e)	3,125,000	1,272,500
Trust IV, Preferred (b)(e)	3,125,000	1,272,500

Total Equity Securities (Cost $7,891,705)		7,858,069

TOTAL INVESTMENTS (Cost $1,992,147,268) - 100.5%		1,999,781,575
Other assets and liabilities, net - (0.5%)		(9,173,188)
NET ASSETS - 100%		$1,990,608,387

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Sold:
2 Year U.S. Treasury Notes	521	9/12	$114,717,688	$48,661
5 Year U.S. Treasury Notes	794	9/12	98,431,188	(37,532)
10 Year U.S. Treasury Notes	137	9/12	18,272,375	13,923
Total Sold				$25,052

(b) This security was valued by the Board of Trustees. See Note A.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at period end. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(n) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.

(p) The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(y) The government of Iceland took control of Glitnir Banki HF (the Bank) on October 8, 2008. The government has prohibited the Bank from paying any claims owed to foreign entities. This security is no longer accruing interest.

* Non-income producing security.

Abbreviations:
COPs: Certificates of Participation
GO: General Obligation
HFA: Housing Finance Agency/Authority
IDA: Industrial Development Agency/Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
plc: Public Limited Company
PO: Pension Obligation
REIT: Real Estate Investment Trust
VRDN: Variable Rate Demand Notes

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A –– SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert Fund (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with six separate portfolios: Income, Short Duration Income, Long-Term Income, Ultra-Short Income, Government, and High Yield Bond.  Each series is registered as a non-diversified portfolio.  The operations of each series are accounted for separately.  Income offers six classes of shares of beneficial interest – Classes A, B, C, I, R, and Y.  Short Duration Income offers four classes of shares of beneficial interest – Classes A, C, I, and Y.  Long-Term Income offers one class of shares of beneficial interest – Class A.  Ultra-Short Income offers two classes shares of beneficial interest – Class A and Y.  Government offers three classes of shares of beneficial interest – Classes A, C, and I.  High Yield Bond offers four classes of shares of beneficial interest – Classes A, C, I, and Y.  Class A shares are sold with a maximum front-end sales charge of 3.75% in Income, Long-Term Income, Government and High Yield, 2.75% in Short Duration Income, and 1.25% in Ultra-Short Income.  Class B shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge at the time of redemption, depending on how long investors have owned the shares.  Class B shares are no longer offered for purchase, except through reinvestment of dividends and/or distributions and through certain exchanges.  Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Class R shares are generally only available to certain retirement plans where plan level of omnibus accounts are held on the books of the Fund.  Class R shares have no front-end or deferred sales charge and have a higher level of expenses than Class A shares.  Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s Distributor to offer Class Y shares.  Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation:  Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees ("the Board") to value its investments wherever possible.  Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced.   The Board has delegated the day-to-day responsibility for determining the fair value of assets to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices.   The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, sovereign government bonds, floating rate loans, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.  In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principle market in which such securities are normally traded. If events occur after the close of the principle market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.  For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all relevant facts that are reasonably available, through either public information or information available to the Advisor's portfolio management team, when determining the fair value of a security.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment.  When more appropriate, the fund may employ an income-based or cost approach.  An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted).  The measurement is based on the value indicated by current market expectations about those future amounts.  Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments.  A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost).  From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.  The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

At June 30, 2012, the following securities were fair valued in good faith under the direction of the Board:

	Total Investments	% of Net Assets
Income	$219,705,560	14.4%
Short Duration Income	45,132,200	2.3%
Long-Term Income	3,058,201	1.5%
Ultra-Short Income	562,216	0.1%
Government	162,840	0.4%
High Yield Bond	305,109	0.5%

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Income	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Equity Securities	$2,027,813	$10,505,760	-	$12,533,573
Collateralized mortgage-backed obligations	-	310,201	-	310,201
Commercial mortgage-backed securities	-	4,655,461	-	4,655,461
Corporate debt	-	1,382,169,234	$8,669	1,382,177,903
Municipal obligations	-	70,043,206	-	70,043,206
U.S. government obligations	-	36,047,551	-	36,047,551
Other debt obligations	-	42,942,888	-	42,942,888
TOTAL	$2,027,813	$1,546,674,301	$8,669**	$1,548,710,783

Other financial instruments***	$198,262	-	-	$198,262

*  For a complete listing of investments, please refer to the Schedule of Investments.

** Level 3 securities represent 0.0% of net assets.

*** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Short Duration Income	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Equity securities	$3,582,469	$4,275,600	-	$7,858,069
Asset backed securities	-	32,939,162	-	32,939,162
Collateralized mortgage-backed obligations	-	7,175,954	-	7,175,954
Commercial mortgage-backed securities	-	83,919,860	-	83,919,860
Corporate debt	-	1,736,901,746	$659	1,736,902,405
Municipal obligations	-	27,021,807	-	27,021,807
U.S. government obligations	-	67,021,062	-	67,021,062
Other debt obligations	-	36,943,256	-	36,943,256
TOTAL	$3,582,469	$1,996,198,447	$659**	$1,999,781,575

Other financial instruments***	$25,052	-	-	$25,052

*  For a complete listing of investments, please refer to the Schedule of Investments.

** Level 3 securities represent 0.0% of net assets.

*** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Long-Term Income	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Equity securities	$270,375	$407,200	-	$677,575
Asset backed securities	-	-	-	-
Collateralized mortgage-backed obligations	-	69,114	-	69,114
Commercial mortgage-backed securities	-	3,212,975	-	3,212,975
Corporate debt	-	175,117,849	-	175,117,849
Municipal obligations	-	3,327,195	-	3,327,195
U.S. government obligations	-	20,727,267	-	20,727,267
Other debt obligations	-	10,966,642	-	10,966,642
TOTAL	$270,375	$213,828,242	-	$214,098,617

Other financial instruments**	$31,933	-	-	$31,933

*  For a complete listing of investments, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Ultra-Short Income	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Equity securities	-	$407,200	-	$407,200
Asset backed securities	-	8,535,567	-	8,535,567
Collateralized mortgage-backed obligations	-	524,290	-	524,290
Commercial mortgage-backed securities	-	28,833,415	-	28,833,415
Corporate debt	-	339,333,658	-	339,333,658
Municipal obligations	-	1,500,000	-	1,500,000
Other debt obligations	-	16,186,881	-	16,186,881
U.S. government obligations	-	1,261,099	-	1,261,099
TOTAL	-	$396,582,110	-	$396,582,110

Other financial instruments***	($12,024)	-	-	($12,024)

*  For a complete listing of investments, please refer to the Schedule of Investments.

*** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

.

Government	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Asset backed securities	-	$53,516	-	$53,516
Collateralized mortgage-backed obligations	-	569	-	569
Commercial mortgage-backed securities	-	366,005	-	366,005
Corporate debt	-	7,388,751	-	7,388,751
Municipal obligations		5,640,000	-	5,640,000
U.S. government obligations	-	27,122,794	-	27,122,794
Other debt obligations	-	3,778,288	-	3,778,288
TOTAL	-	$44,349,923	-	$44,349,923

Other financial instruments**	($7,269)	-	-	($7,269)

*  For a complete listing of investments, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

High Yield Bond	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Corporate debt	-	$58,734,586	$305,109	$59,039,695
Other debt obligations	-	5,496,129	-	$5,496,129
TOTAL	-	$64,230,715	$305,109**	$64,535,824

*  For a complete listing of investments, please refer to the Schedule of Investments.

** Level 3 securities represent 0.5 % of net assets.

Loan Participations and Assignments: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement.  When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.

Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge.  The Fund may not enter into futures contracts for the purpose of speculation or leverage.  These futures contracts may include, but are not limited to, futures contracts based on U.S. Government obligations.  The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives.  The Fund may use futures contracts to hedge against changes in the value of interest rates.  The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission.  Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default.  As a result, there is minimal counterparty credit risk to the Fund.  During the period, the Fund used U.S. Treasury futures contracts to hedge against interest rate changes and to manage overall duration of the Fund.   The Fund’s futures contracts at period end are presented in the Schedules of Investments.

During the nine month period ending June 30, 2012, Income invested in 2 year, 5 year, and 10 year U.S. Treasury Bond Futures.  The volume of activity has varied throughout the period with a weighted average of 4,029 contracts and $25,073,881 weighted average notional value.

During the nine month period ending June 30, 2012, Short Duration Income invested in 2 year, 5 year, and 10 year U.S. Treasury Bond Futures.  The volume of activity has varied throughout the period with a weighted average of 3,712 contracts and $46,539,258 weighted average notional value.

During the nine month period ending June 30, 2012, Long-Term Income invested in 2 year, 5 year, 10 year, and 30 year U.S. Treasury Bond Futures.  The volume of activity has varied throughout the period with a weighted average of 486 contracts and $6,183,077 weighted average notional value.

During the nine month period ending June 30, 2012, Ultra-Short Income invested in 2 year and 5 year U.S. Treasury Bond Futures.  The volume of activity has varied throughout the period with a weighted average of 274 contracts and $29,171,778 weighted average notional value.

During the nine month period ending June 30, 2012, Government invested in 2 year, 5 year, and 10 year U.S. Treasury Bond Futures.  The volume of activity has varied throughout the period with a weighted average of 28 contracts and $2,386,083 weighted average notional value.

Short Sales: The Fund may use a hedging technique that involves short sales of U.S. Treasury securities for the purpose of managing the duration of the Fund. Any short sales are covered with an equivalent amount of high quality, liquid securities.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain.  Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.  Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures.  (See Schedule of Investments footnotes.)  A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees.  Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U. S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I and Class R shares). The redemption fee is accounted for as an addition to paid-in capital.  The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits may be used to reduce the Fund’s expenses.  Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements:  In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11, "Disclosures about Offsetting Assets and Liabilities." The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013.  Management is currently evaluating the impact the adoption of this pronouncement will have on the Portfolio’s financial statements and related disclosures.

NOTE B — TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at June 30, 2012 and capital loss carryforwards as of September 30, 2011, with expiration dates:

	Income	Short Duration Income	Long-Term Income	Ultra-Short Income
Federal income tax cost of investments	$1,750,652,823	$1,992,258,639	$206,171,031	$395,689,559
Unrealized appreciation	$75,440,654	$46,090,837	$9,536,526	$2,192,988
Unrealized depreciation	(277,382,694)	(38,567,901)	(1,608,940)	(1,300,437)
Net unrealized appreciation/ (depreciation)	($201,942,040)	$7,522,936	$7,927,586	$892,551

	Government	High Yield Bond
Federal income tax cost of investments	$43,773,392	$63,163,736
Unrealized appreciation	$606,024	$2,633,578
Unrealized depreciation	(29,493)	(1,261,490)
Net unrealized appreciation/ (depreciation)	$576,531	$1,372,088

CAPITAL LOSS CARRYFORWARDS

Expiration Date	Income	High Yield Bond
30-Sept-2012	-	($753,889)
30-Sept-2013	($141,901)	-
30-Sept-2014	(336,178)	-
30-Sept-2015	-	(476,585)
30-Sept-2016	(12,997,968)	-
30-Sept-2017	(1,783,942)	(924,312)
30-Sept-2018	(265,587,678)	(15,613)
30-Sept-2019	(77,128,701)	-

Capital losses may be utilized to offset future capital gains until expiration.  However, Income’s use of net capital loss carryforwards acquired from Summit Apex Bond Fund may be limited under certain tax provisions. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward for an unlimited period.  These losses will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may more likely expire unused.  Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Item 2. Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

            Filed herewith.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CALVERT FUND

By:       /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President -- Principal Executive Officer

Date:    August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President -- Principal Executive Officer

Date:    August 28, 2012

            /s/ Ronald M. Wolfsheimer
            Ronald M. Wolfsheimer
            Treasurer -- Principal Financial Officer

Date:    August 28, 2012